                                  SCHWABFUNDS(R)


SCHWAB MARKETTRACK
PORTFOLIOS(R)



                                 ANNUAL REPORT
                                       AND
                          AN IMPORTANT NOTICE REGARDING
                             DELIVERY OF SHAREHOLDER
                                    DOCUMENTS







October 31, 2000

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

MAILING OF YOUR SCHWABFUNDS(R) SHAREHOLDER DOCUMENTS MAY BE HOUSEHOLDED INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE.

ADDITIONAL COPIES OF SHAREHOLDER DOCUMENTS

ALL SCHWABFUNDS PROSPECTUSES AND SHAREHOLDER REPORTS ARE AVAILABLE FREE OF CHARGE AND MAY BE REQUESTED AT ANY TIME BY CALLING SCHWAB AS INDICATED BELOW. SCHWABFUNDS PROSPECTUSES ARE ALSO AVAILABLE ON OUR WEB SITE AT www.schwab.com/schwabfunds.

If you would prefer that your SchwabFunds mailings not be householded, please contact:

SCHWAB SIGNATURE SERVICES(TM) CLIENTS
Schwab Signature Services.

INVESTMENT MANAGER CLIENTS
Schwab at 1-800-515-2157, or your Investment Manager.

ALL OTHER CLIENTS
Schwab at 1-800-435-4000.

Your instructions that householding not apply to your accounts holding SchwabFunds will be effective within 30 days of receipt by Schwab.

                                  SCHWABFUNDS(R)

SCHWAB MARKETTRACK
PORTFOLIOS(R)


-   ALL EQUITY
-   GROWTH
-   BALANCED
-   CONSERVATIVE




Annual Report
October 31, 2000

SCHWAB MARKETTRACK PORTFOLIOS(R)

We are pleased to bring you this annual report for the Schwab MarketTrack Portfolios (the portfolios) for the period ended October 31, 2000. In this report you will find performance statistics and other useful information for the following portfolios:

   - Schwab MarketTrack All Equity Portfolio
   - Schwab MarketTrack Growth Portfolio
   - Schwab MarketTrack Balanced Portfolio
   - Schwab MarketTrack Conservative Portfolio

Each of the portfolios provides an easy, convenient way to diversify your investment among major asset categories -- stocks, bonds and cash equivalents*. Through a single investment, you may benefit from asset allocation, an investment strategy designed to achieve an optimal balance between risk and return. In fact, research has shown that one of the greatest impacts on investment returns may be the asset allocation decision (the mix of stocks, bonds and cash equivalents) rather than market timing or individual stock selection.

The primary difference among the four Schwab MarketTrack Portfolios is the proportion of each that is invested in stocks. Each portfolio targets a different mix of investments, as described more fully in the following pages, and employs an index-based approach to capturing the returns inherent in the asset categories by investing primarily in Schwab Index Funds.

* The Schwab MarketTrack All Equity Portfolio does not target investing in bonds or cash.

FUND LISTINGS

The MarketTrack Portfolios are listed in The Wall Street Journal, USA Today, Investor's Business Daily and most local newspapers as follows under the heading SchwabFunds:(R)

        Newspaper Listing**   Symbol
        MT AllEq              SWEGX
        MT Gro                SWHGX
        MT Bal                SWBGX
        MT Cons               SWCGX

**  Note that newspaper listings will indicate the previous day's quotation.

CONTENTS

--------------------------------------------------------------------------------
A Message from the Chairman                                                    1
--------------------------------------------------------------------------------
Market Overview                                                                2
--------------------------------------------------------------------------------
Schwab MarketTrack All Equity Portfolio
   Portfolio Performance                                                       7
   Portfolio Snapshot                                                          9
--------------------------------------------------------------------------------
Schwab MarketTrack Growth Portfolio
   Portfolio Performance                                                      11
   Portfolio Snapshot                                                         13
--------------------------------------------------------------------------------
Schwab MarketTrack Balanced Portfolio
   Portfolio Performance                                                      15
   Portfolio Snapshot                                                         17
--------------------------------------------------------------------------------
Schwab MarketTrack Conservative Portfolio
   Portfolio Performance                                                      19
   Portfolio Snapshot                                                         21
--------------------------------------------------------------------------------
Portfolio Management                                                          23
--------------------------------------------------------------------------------
Portfolio Discussion                                                          24
--------------------------------------------------------------------------------
Glossary                                                                      27
--------------------------------------------------------------------------------
Financial Statements and Notes                                                29
--------------------------------------------------------------------------------

A MESSAGE FROM THE CHAIRMAN

[PHOTO OF CHARLES SCHWAB]

Dear Shareholder,

During the last few years, the benefits of investing have been readily apparent, while the risks have been somewhat less obvious. In recent months, however, investors have been subject to larger swings in the market, even within the span of a single day.

Given this divergent environment, the message is clear: Expect volatility, maintain a long-term view and ensure your investment strategy is appropriate for your risk tolerance and time horizon. One way to lessen the impact of volatility on your portfolio is to adequately diversify your investments, both within and across asset sectors, namely stocks, bonds and cash equivalents. With its broad range of funds, SchwabFunds(R) can help form the foundation of a diversified investment plan. Our asset allocation funds can even provide diversification within a single fund.

We recently added four new sector funds, the Schwab Focus Funds, to our SchwabFunds offering. Each invests in a group of industries within a specific sector -- Communications, Financial Services, Healthcare and Technology -- and can be an effective complement to individual stock investing. Each Focus Fund concentrates its investing in companies in a specific sector and may involve a greater degree of risk than an investment in mutual funds with broader diversification. For more information on the Schwab Focus Funds, please call 1-800-435-4000 and request a free prospectus. The prospectus contains more information on fund fees and expenses as well as risks. Please read it carefully before investing.

As a leader in online brokerage, we recognize the value of the web as a means of communicating timely, relevant information to investors. Regular updates on all the SchwabFunds, including performance data, are available on our Web site at www.schwab.com/schwabfunds. We encourage you to take advantage of this valuable resource.

Thank you for your investment in SchwabFunds. For its part, SchwabFunds will do everything we can to warrant the trust you have placed in us.

Sincerely,


/s/ Charles Schwab
------------------
Charles Schwab
October 31, 2000

MARKET OVERVIEW

GROWTH PERIOD IS THE LONGEST
IN U.S. HISTORY.

As of October 31, 2000, U.S. economic expansion was in the middle of its tenth year, marking the longest period of continuous growth in U.S. history. The main force behind the expansion has been high levels of consumer spending, fueled by increases in personal income, personal wealth and consumer confidence.

The pace of economic growth remained robust through the second quarter of 2000, then moderated somewhat in the third quarter, in part due to reduced government spending. Actual Q3 growth was lower than many analysts had expected.

Although energy prices soared, inflation still appears to remain in check. The GDP price deflator, a widely used inflation indicator, declined slightly from 2.4% in the second quarter to 2.0% in the third quarter.

Source: Bloomberg L P


[PHOTO]
PRODUCTIVITY EMERGES AS A KEY FACTOR.

In recent years, the Federal Reserve Bank (the Fed) demonstrated its resolve to moderate the pace of the economy's growth by raising short-term interest rates (since June 1999, it has raised these rates six


ASSET CLASS PERFORMANCE COMPARISON  % RETURNS DURING THE REPORT PERIOD
--------------------------------------------------------------------------------

This graph compares the performance of four widely used measures of securities market performance, including U.S. stocks and bonds and international stocks.

                                  [LINE CHART]

            Lehman Brothers U.S.
            Aggregate
            Bond                   MSCI-EAFE(R)    Russell 2000(R)    S&P 500(R)
            Index                  Index           Index              Index
11/05/99     0.0061                 0.005          0.0323             0.0054
11/12/99     0.0073                  0.02          0.0495             0.0244
11/19/99     0.0032                 0.039          0.0762             0.0435
11/26/99     0.0011                 0.052          0.0708             0.0395
12/03/99     0.0015                 0.053          0.0843             0.0522
12/10/99     0.0078                 0.067          0.0894              0.041
12/17/99    -0.003                  0.068          0.0889             0.0439
12/24/99    -0.0061                 0.107          0.1268             0.0713
12/31/99    -0.0051                 0.126          0.1796             0.0804
01/07/00    -0.0057                 0.074          0.1415               0.06
01/14/00    -0.0103                 0.101          0.1867             0.0774
01/21/00    -0.0119                 0.076          0.2483             0.0599
01/28/00    -0.0052                 0.071          0.1801             0.0002
02/04/00    -0.0039                 0.093          0.2292             0.0481
02/11/00    -0.0068                   0.1          0.2568             0.0207
02/18/00    -0.0015                 0.083           0.277            -0.0095
02/25/00      0.005                 0.092          0.3029            -0.0189
03/03/00     0.0068                 0.115          0.4004             0.0381
03/10/00     0.0048                 0.114          0.4137             0.0277
03/17/00     0.0118                 0.101          0.3458             0.0788
03/24/00     0.0105                 0.123          0.3449             0.1251
03/31/00     0.0168                 0.121          0.2632             0.1049
04/07/00     0.0249                  0.11          0.2726              0.118
04/14/00     0.0242                 0.071           0.064             0.0002
04/21/00     0.0233                 0.062          0.1297             0.0577
04/28/00     0.0138                 0.061          0.1872             0.0717
05/05/00    -0.0004                 0.057           0.203             0.0571
05/12/00    -0.0017                 0.046          0.1521             0.0485
05/19/00     0.0003                 0.008          0.1258             0.0381
05/26/00     0.0112                 0.014          0.0738             0.0168
06/02/00      0.023                 0.081          0.2045             0.0916
06/09/00     0.0262                 0.079          0.2287             0.0766
06/16/00     0.0349                 0.075          0.2075             0.0822
06/23/00     0.0253                 0.065          0.2002             0.0652
06/30/00     0.0344                 0.073          0.2155             0.0757
07/07/00     0.0391                 0.083          0.2406             0.0937
07/14/00     0.0376                 0.079          0.2748             0.1166
07/21/00     0.0434                 0.055           0.228             0.0946
07/28/00     0.0433                  0.02           0.152             0.0501
08/04/00     0.0513                 0.016          0.1839             0.0827
08/11/00     0.0531                 0.031          0.2002             0.0893
08/18/00     0.0544                 0.039          0.2129              0.104
08/25/00     0.0584                 0.046          0.2359              0.115
09/01/00     0.0616                 0.057          0.2758              0.127
09/08/00     0.0606                 0.014          0.2598             0.1075
09/15/00     0.0588                -0.009          0.2506             0.0862
09/22/00     0.0613                -0.024          0.2224             0.0735
09/29/00     0.0657                -0.017          0.2293             0.0653
10/06/00     0.0654                 -0.02          0.1579             0.0448
10/13/00     0.0692                -0.051          0.1332              0.019
10/20/00     0.0749                -0.052            0.15             0.0361
10/27/00     0.0736                -0.037          0.1321             0.0233
10/31/00      0.073                -0.029          0.1741             0.0609


S&P 500(R) INDEX: measures U.S. large-cap stocks

RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market


These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Data source:
Charles Schwab & Co., Inc. (Schwab).
--------------------------------------------------------------------------------
times). The Fed has voiced concern that increases in wages could outpace gains in productivity, forcing companies to boost prices and potentially sparking inflation.

Productivity gains are important because they enable companies to achieve greater output for every dollar spent for labor costs. Spurred mainly by technological advances, productivity grew at 4.0% during the first half of 2000 and 3.3% during the third quarter (these figures include all economic sectors except farming). However, third quarter productivity gains were partially offset by a 2.5% increase in unit labor costs -- costs that had declined in the previous quarter.
Source: Bloomberg L.P.


UNEMPLOYMENT HITS NEW LOWS, YET INFLATION REMAINS AT BAY.

The unemployment rate has been trending downward for years. In April it fell below 4% -- the lowest level in 30 years and one previously considered improbable without high inflation.

Overall, labor markets continue to be extremely tight, and there has been evidence in some regions of labor shortages driving up wages. In spite of these regional trends, overall increases in prices and wages during the report period were relatively


SIX FACTORS AND THEIR EFFECTS ON THESE FUNDS.
--------------------------------------------------------------------------------

The following charts show recent figures for five common measures of the state of the U.S. economy and the stock market, as well as one measure of international stock performance.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the report period.


--------------------------------------------------------------------------------
REAL GDP GROWTH
Annualized growth rate for each quarter shown


The U.S. economy has grown steadily for more than nine years. Real GDP grew at a 2.4% annualized rate in Q3 2000 -- slower than the 5.2% for the first half of the year.


         [BAR CHART]

Dec-90                    -3.2
Mar-91                    -2
Jun-91                     2.3
Sep-91                     1
Dec-91                     2.2
Mar-92                     3.8
Jun-92                     3.8
Sep-92                     3.1
Dec-92                     5.4
Mar-93                    -0.1
Jun-93                     2.5
Sep-93                     1.8
Dec-93                     6.2
Mar-94                     3.4
Jun-94                     5.7
Sep-94                     2.2
Dec-94                     5
Mar-95                     1.5
Jun-95                     0.8
Sep-95                     3.1
Dec-95                     3.2
Mar-96                     2.9
Jun-96                     6.8
Sep-96                     2
Dec-96                     4.6
Mar-97                     4.4
Jun-97                     5.9
Sep-97                     4.2
Dec-97                     2.8
Mar-98                     6.5
Jun-98                     2.9
Sep-98                     3.4
Dec-98                     5.6
Mar-99                     3.5
Jun-99                     2.5
Sep-99                     5.7
Dec-99                     8.3
Mar-00                     4.8
Jun-00                     5.6
Sep-00                     2.4


Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, stock investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.
--------------------------------------------------------------------------------
modest, due in part to strong productivity gains. However, an upturn in labor costs may make the Fed more sensitive to other potential signs of inflation.


--------------------------------------------------------------------------------
"Old economy" stocks and value stocks regained popularity as many newer company stocks fell.
--------------------------------------------------------------------------------



STOCKS STUMBLE, RECOVER; MOST BONDS POST HEALTHY RETURNS.

U.S. equities, as measured by the major indices (chart, page 2) had positive returns for the report period. By historical standards, they also remained highly valued (P/E chart, page 5).

However, the report period saw extreme volatility in the stock market, particularly for U.S. stocks. In March and April, the P/E for the Nasdaq 100 Index lost one-third of its value in just a two-week period. (The Nasdaq 100 Index reflects 100 of the largest Nasdaq companies across major industry groups, including computers, telecommunications, retail/wholesale and biotechnology, but excluding financial companies.) Volatility continued through




--------------------------------------------------------------------------------
U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

Unemployment hit a three-decade low of 3.9% in April. Although it trended up to 4.1% during the summer months, it closed the reporting period back at 3.9%.


         [LINE CHART]

Sep-90                    5.9
Oct-90                    5.9
Nov-90                    6.2
Dec-90                    6.3
Jan-91                    6.4
Feb-91                    6.6
Mar-91                    6.8
Apr-91                    6.7
May-91                    6.9
Jun-91                    6.9
Jul-91                    6.8
Aug-91                    6.9
Sep-91                    6.9
Oct-91                    7
Nov-91                    7
Dec-91                    7.3
Jan-92                    7.3
Feb-92                    7.4
Mar-92                    7.4
Apr-92                    7.4
May-92                    7.6
Jun-92                    7.8
Jul-92                    7.7
Aug-92                    7.6
Sep-92                    7.6
Oct-92                    7.3
Nov-92                    7.4
Dec-92                    7.4
Jan-93                    7.3
Feb-93                    7.1
Mar-93                    7
Apr-93                    7.1
May-93                    7.1
Jun-93                    7
Jul-93                    6.9
Aug-93                    6.8
Sep-93                    6.7
Oct-93                    6.8
Nov-93                    6.6
Dec-93                    6.5
Jan-94                    6.8
Feb-94                    6.6
Mar-94                    6.5
Apr-94                    6.4
May-94                    6.1
Jun-94                    6.1
Jul-94                    6.3
Aug-94                    6
Sep-94                    5.8
Oct-94                    5.8
Nov-94                    5.6
Dec-94                    5.5
Jan-95                    5.6
Feb-95                    5.4
Mar-95                    5.4
Apr-95                    5.8
May-95                    5.6
Jun-95                    5.6
Jul-95                    5.7
Aug-95                    5.7
Sep-95                    5.6
Oct-95                    5.5
Nov-95                    5.6
Dec-95                    5.6
Jan-96                    5.7
Feb-96                    5.5
Mar-96                    5.5
Apr-96                    5.5
May-96                    5.6
Jun-96                    5.3
Jul-96                    5.5
Aug-96                    5.1
Sep-96                    5.2
Oct-96                    5.2
Nov-96                    5.4
Dec-96                    5.4
Jan-97                    5.3
Feb-97                    5.3
Mar-97                    5.2
Apr-97                    5
May-97                    4.9
Jun-97                    5
Jul-97                    4.8
Aug-97                    4.8
Sep-97                    4.9
Oct-97                    4.7
Nov-97                    4.6
Dec-97                    4.7
Jan-98                    4.7
Feb-98                    4.6
Mar-98                    4.7
Apr-98                    4.3
May-98                    4.4
Jun-98                    4.5
Jul-98                    4.5
Aug-98                    4.5
Sep-98                    4.5
Oct-98                    4.5
Nov-98                    4.4
Dec-98                    4.4
Jan-99                    4.3
Feb-99                    4.4
Mar-99                    4.2
Apr-99                    4.3
May-99                    4.2
Jun-99                    4.3
Jul-99                    4.3
Aug-99                    4.2
Sep-99                    4.2
Oct-99                    4.1
Nov-99                    4.1
Dec-99                    4.1
Jan-00                    4
Feb-00                    4.1
Mar-00                    4.1
Apr-00                    3.9
May-00                    4.1
Jun-00                    4
Jul-00                    4
Aug-00                    4.1
Sep-00                    3.9
Oct-00                    3.9


This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.


MEASURES OF INFLATION

Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)


CPI was up 3.4% for the 12 months ended October 31, 2000 (2.5% if food and energy are excluded). ECI rose 4.3% for the 12 months ended September 30, 2000.

                                  [LINE CHART]

                         Consumer             Employment
Date                     Price Index          Cost Index
Sep-90                   6.2                  5.2
Oct-90                   6.4                  5.2
Nov-90                   6.3                  5.2
Dec-90                   6.3                  4.9
Jan-91                   5.6                  4.9
Feb-91                   5.3                  4.9
Mar-91                   4.9                  4.6
Apr-91                   4.8                  4.6
May-91                   5                    4.6
Jun-91                   4.7                  4.6
Jul-91                   4.4                  4.6
Aug-91                   3.8                  4.6
Sep-91                   3.4                  4.3
Oct-91                   2.8                  4.3
Nov-91                   3.1                  4.3
Dec-91                   3                    4.3
Jan-92                   2.7                  4.3
Feb-92                   2.8                  4.3
Mar-92                   3.2                  4
Apr-92                   3.2                  4
May-92                   3                    4
Jun-92                   3                    3.6
Jul-92                   3.2                  3.6
Aug-92                   3.1                  3.6
Sep-92                   3                    3.5
Oct-92                   3.3                  3.5
Nov-92                   3.1                  3.5
Dec-92                   3                    3.5
Jan-93                   3.2                  3.5
Feb-93                   3.2                  3.5
Mar-93                   3                    3.5
Apr-93                   3.2                  3.5
May-93                   3.2                  3.5
Jun-93                   3                    3.6
Jul-93                   2.8                  3.6
Aug-93                   2.8                  3.6
Sep-93                   2.8                  3.6
Oct-93                   2.8                  3.6
Nov-93                   2.7                  3.6
Dec-93                   2.8                  3.5
Jan-94                   2.5                  3.5
Feb-94                   2.5                  3.5
Mar-94                   2.6                  3.2
Apr-94                   2.4                  3.2
May-94                   2.3                  3.2
Jun-94                   2.5                  3.2
Jul-94                   2.7                  3.2
Aug-94                   2.9                  3.2
Sep-94                   3                    3.2
Oct-94                   2.6                  3.2
Nov-94                   2.7                  3.2
Dec-94                   2.6                  3
Jan-95                   2.8                  3
Feb-95                   2.9                  3
Mar-95                   2.9                  2.9
Apr-95                   2.8                  2.9
May-95                   3.1                  2.9
Jun-95                   3                    2.9
Jul-95                   2.8                  2.9
Aug-95                   2.6                  2.9
Sep-95                   2.5                  2.7
Oct-95                   2.8                  2.7
Nov-95                   2.6                  2.7
Dec-95                   2.6                  2.8
Jan-96                   2.7                  2.8
Feb-96                   2.7                  2.8
Mar-96                   2.9                  2.8
Apr-96                   2.8                  2.8
May-96                   2.9                  2.8
Jun-96                   2.8                  2.9
Jul-96                   2.9                  2.9
Aug-96                   2.8                  2.9
Sep-96                   3                    2.8
Oct-96                   3                    2.8
Nov-96                   3.2                  2.8
Dec-96                   3.2                  2.9
Jan-97                   3                    2.9
Feb-97                   3                    2.9
Mar-97                   2.8                  2.9
Apr-97                   2.5                  2.9
May-97                   2.2                  2.9
Jun-97                   2.3                  2.8
Jul-97                   2.2                  2.8
Aug-97                   2.2                  2.8
Sep-97                   2.2                  3
Oct-97                   2.1                  3
Nov-97                   1.9                  3
Dec-97                   1.7                  3.3
Jan-98                   1.6                  3.3
Feb-98                   1.4                  3.3
Mar-98                   1.4                  3.3
Apr-98                   1.5                  3.3
May-98                   1.7                  3.3
Jun-98                   1.6                  3.5
Jul-98                   1.7                  3.5
Aug-98                   1.7                  3.5
Sep-98                   1.4                  3.7
Oct-98                   1.4                  3.7
Nov-98                   1.5                  3.7
Dec-98                   1.6                  3.4
Jan-99                   1.7                  3.4
Feb-99                   1.7                  3.4
Mar-99                   1.8                  3
Apr-99                   2.3                  3
May-99                   2.1                  3
Jun-99                   2                    3.2
Jul-99                   2.1                  3.2
Aug-99                   2.3                  3.2
Sep-99                   2.6                  3.1
Oct-99                   2.6                  3.1
Nov-99                   2.6                  3.1
Dec-99                   2.7                  3.4
Jan-00                   2.7                  3.4
Feb-00                   3.2                  3.4
Mar-00                   3.8                  4.3
Apr-00                   3.1                  4.3
May-00                   3.2                  4.3
Jun-00                   3.7                  4.4
Jul-00                   3.7                  4.4
Aug-00                   3.4                  4.4
Sep-00                   3.5                  4.3
Oct-00                   3.4


The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.
--------------------------------------------------------------------------------
the end of the report period as investors shifted their focus from hard-hit sectors such as technology to undervalued and established companies.

Outside the U.S., stocks were held back by uncertainty over oil prices and corporate earnings. For U.S. investors, the continued rise of the dollar against the euro and yen was a factor as well, because it eroded the dollar value of foreign stocks.

[PHOTO]
A major factor for bonds during the report period was the U.S. Treasury's decision to use some of the budget surplus to buy back its own bonds. This created a major change in the picture for supply and demand of bonds, and resulted in an inverted yield curve (a situation where short-term bonds actually pay higher yields than long-term bonds). While short-term interest rates rose during the report period, intermediate and long-term rates actually fell. Although these events were comparatively unusual, their net effect on performance was generally positive for bond investments.

LOOKING AHEAD: GROWTH MAY CONTINUE, BUT RATE MAY SLOW.

Through its aggressive tightening of short-term interest rates in late 1999 and the first half of 2000,



--------------------------------------------------------------------------------
S&P 500(R) PRICE/EARNINGS RATIO (P/E)
Dollar-weighted average P/E for all stocks in the index

Despite the recent downturn in stocks, the P/E ratio of the S&P 500 ended the report period at 25.6, a level still significantly above the 30-year average of 15.8.

                       [LINE CHART]

                                          S&P 500
                        S&P 500           P/E Ratio
                        P/E Ratio         30-Year Average
Sep-90                  14.34             15.8
Oct-90                  14.67             15.8
Nov-90                  14.65             15.8
Dec-90                  15.28             15.8
Jan-91                  15.55             15.8
Feb-91                  16.87             15.8
Mar-91                  17.56             15.8
Apr-91                  17.77             15.8
May-91                  18.23             15.8
Jun-91                  17.7              15.8
Jul-91                  18.37             15.8
Aug-91                  20.35             15.8
Sep-91                  19.98             15.8
Oct-91                  20.37             15.8
Nov-91                  20.99             15.8
Dec-91                  22.89             15.8
Jan-92                  23.03             15.8
Feb-92                  25.78             15.8
Mar-92                  25.51             15.8
Apr-92                  26.03             15.8
May-92                  25.22             15.8
Jun-92                  25.23             15.8
Jul-92                  26.08             15.8
Aug-92                  24.22             15.8
Sep-92                  24.7              15.8
Oct-92                  24.64             15.8
Nov-92                  23.8              15.8
Dec-92                  24.31             15.8
Jan-93                  24.29             15.8
Feb-93                  24.44             15.8
Mar-93                  23.48             15.8
Apr-93                  22.92             15.8
May-93                  22.96             15.8
Jun-93                  22.9              15.8
Jul-93                  22.91             15.8
Aug-93                  24.21             15.8
Sep-93                  23.77             15.8
Oct-93                  24.04             15.8
Nov-93                  22.52             15.8
Dec-93                  22.95             15.8
Jan-94                  22.98             15.8
Feb-94                  21.17             15.8
Mar-94                  20.34             15.8
Apr-94                  20.1              15.8
May-94                  20.16             15.8
Jun-94                  19.77             15.8
Jul-94                  18.63             15.8
Aug-94                  18.91             15.8
Sep-94                  18.32             15.8
Oct-94                  17.51             15.8
Nov-94                  16.56             15.8
Dec-94                  16.98             15.8
Jan-95                  16.05             15.8
Feb-95                  16.22             15.8
Mar-95                  16.47             15.8
Apr-95                  16                15.8
May-95                  16.45             15.8
Jun-95                  16.77             15.8
Jul-95                  16.61             15.8
Aug-95                  16.18             15.8
Sep-95                  16.85             15.8
Oct-95                  16.18             15.8
Nov-95                  17.86             15.8
Dec-95                  17.41             15.8
Jan-96                  18.29             15.8
Feb-96                  18.57             15.8
Mar-96                  18.94             15.8
Apr-96                  19.16             15.8
May-96                  19.48             15.8
Jun-96                  19.3              15.8
Jul-96                  18.31             15.8
Aug-96                  18.62             15.8
Sep-96                  19.73             15.8
Oct-96                  19.59             15.8
Nov-96                  21.06             15.8
Dec-96                  20.77             15.8
Jan-97                  20.52             15.8
Feb-97                  20.95             15.8
Mar-97                  19.87             15.8
Apr-97                  20.23             15.8
May-97                  21.45             15.8
Jun-97                  22.44             15.8
Jul-97                  23.99             15.8
Aug-97                  22.74             15.8
Sep-97                  24                15.8
Oct-97                  22.84             15.8
Nov-97                  24.12             15.8
Dec-97                  24.53             15.8
Jan-98                  25.03             15.8
Feb-98                  26.49             15.8
Mar-98                  27.98             15.8
Apr-98                  26.69             15.8
May-98                  26.15             15.8
Jun-98                  27.27             15.8
Jul-98                  26.94             15.8
Aug-98                  22.9              15.8
Sep-98                  24.35             15.8
Oct-98                  28.07             15.8
Nov-98                  30.31             15.8
Dec-98                  32.15             15.8
Jan-99                  33.9              15.8
Feb-99                  32.64             15.8
Mar-99                  33.92             15.8
Apr-99                  33.9              15.8
May-99                  32.74             15.8
Jun-99                  34.7              15.8
Jul-99                  31.31             15.8
Aug-99                  31.21             15.8
Sep-99                  30.39             15.8
Oct-99                  30.41             15.8
Nov-99                  30.65             15.8
Dec-99                  32.53             15.8
Jan-00                  29.78             15.8
Feb-00                  28.59             15.8
Mar-00                  31.5              15.8
Apr-00                  29.41             15.8
May-00                  28.82             15.8
Jun-00                  29.31             15.8
Jul-00                  28.94             15.8
Aug-00                  30.35             15.8
Sep-00                  28.64             15.8
Oct-00                  25.6              15.8


P/E is stock price divided by earnings per share (for one company or, as here, an entire index). P/E indicates the value that investors have placed on a stock, or group of them. When index P/E is well above its long-term average, it shows high investor confidence about future earnings growth. It also can mean that if confidence wanes, there could be a substantial drop in stock prices.

Data source: Bloomberg L.P.



YIELDS OF U.S. TREASURY BONDS

Effective yields of five-year and ten-year Treasuries

With its buyback program, the U.S. Treasury emerged as a major customer for its own bonds, driving prices up (and yields down) on long-term Treasuries.

                    [LINE CHART]

                                   Five-Year      Ten-Year
                                   Treasury       Treasury
                                   Bond Yield     Bond Yield
Sep-90                             8.46           8.8
Oct-90                             8.22           8.62
Nov-90                             7.99           8.25
Dec-90                             7.68           8.07
Jan-91                             7.61           8.01
Feb-91                             7.7            8.03
Mar-91                             7.75           8.06
Apr-91                             7.61           8.01
May-91                             7.71           8.06
Jun-91                             7.88           8.23
Jul-91                             7.74           8.15
Aug-91                             7.34           7.82
Sep-91                             6.91           7.45
Oct-91                             6.74           7.46
Nov-91                             6.48           7.38
Dec-91                             5.93           6.7
Jan-92                             6.43           7.27
Feb-92                             6.56           7.25
Mar-92                             6.92           7.53
Apr-92                             6.88           7.58
May-92                             6.6            7.32
Jun-92                             6.27           7.12
Jul-92                             5.82           6.71
Aug-92                             5.58           6.6
Sep-92                             5.32           6.35
Oct-92                             5.89           6.79
Nov-92                             6.22           6.94
Dec-92                             5.99           6.69
Jan-93                             5.55           6.36
Feb-93                             5.21           6.02
Mar-93                             5.24           6.02
Apr-93                             5.11           6.01
May-93                             5.37           6.15
Jun-93                             5.05           5.78
Jul-93                             5.15           5.81
Aug-93                             4.79           5.45
Sep-93                             4.77           5.38
Oct-93                             4.85           5.43
Nov-93                             5.16           5.82
Dec-93                             5.21           5.79
Jan-94                             5.02           5.64
Feb-94                             5.57           6.13
Mar-94                             6.23           6.74
Apr-94                             6.64           7.04
May-94                             6.76           7.15
Jun-94                             6.95           7.32
Jul-94                             6.73           7.11
Aug-94                             6.8            7.17
Sep-94                             7.28           7.6
Oct-94                             7.49           7.81
Nov-94                             7.79           7.91
Dec-94                             7.83           7.82
Jan-95                             7.51           7.58
Feb-95                             7.04           7.2
Mar-95                             7.07           7.2
Apr-95                             6.88           7.06
May-95                             6.05           6.28
Jun-95                             5.97           6.2
Jul-95                             6.16           6.43
Aug-95                             6.07           6.28
Sep-95                             6.02           6.18
Oct-95                             5.81           6.02
Nov-95                             5.52           5.74
Dec-95                             5.38           5.57
Jan-96                             5.24           5.58
Feb-96                             5.73           6.1
Mar-96                             6.09           6.33
Apr-96                             6.41           6.67
May-96                             6.63           6.85
Jun-96                             6.46           6.71
Jul-96                             6.57           6.79
Aug-96                             6.73           6.94
Sep-96                             6.46           6.7
Oct-96                             6.07           6.34
Nov-96                             5.83           6.04
Dec-96                             6.21           6.42
Jan-97                             6.25           6.49
Feb-97                             6.39           6.55
Mar-97                             6.75           6.9
Apr-97                             6.57           6.72
May-97                             6.5            6.66
Jun-97                             6.38           6.5
Jul-97                             5.9            6.01
Aug-97                             6.22           6.34
Sep-97                             5.99           6.1
Oct-97                             5.71           5.83
Nov-97                             5.84           5.87
Dec-97                             5.71           5.74
Jan-98                             5.38           5.51
Feb-98                             5.59           5.62
Mar-98                             5.62           5.65
Apr-98                             5.64           5.67
May-98                             5.55           5.55
Jun-98                             5.47           5.45
Jul-98                             5.5            5.49
Aug-98                             4.8            4.98
Sep-98                             4.22           4.42
Oct-98                             4.23           4.61
Nov-98                             4.48           4.71
Dec-98                             4.54           4.65
Jan-99                             4.55           4.65
Feb-99                             5.22           5.29
Mar-99                             5.1            5.24
Apr-99                             5.21           5.35
May-99                             5.58           5.62
Jun-99                             5.65           5.78
Jul-99                             5.79           5.9
Aug-99                             5.87           5.97
Sep-99                             5.75           5.88
Oct-99                             5.95           6.02
Nov-99                             6.11           6.19
Dec-99                             6.34           6.44
Jan-00                             6.68           6.67
Feb-00                             6.6            6.41
Mar-00                             6.31           6
Apr-00                             6.54           6.21
May-00                             6.52           6.27
Jun-00                             6.18           6.03
Jul-00                             6.15           6.03
Aug-00                             5.97           5.72
Sep-00                             5.85           5.8
Oct-00                             5.81           5.75


Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down. Other factors being equal, low interest rates are positive for stock investors because low borrowing costs can help boost corporate earnings.

Data source: Bloomberg L.P.
--------------------------------------------------------------------------------
the Fed has sought to slow the economy to a "soft landing" -- a growth rate that is high enough to avoid recession but not so high as to tempt inflation.

Recent evidence indicates that economic growth has indeed slowed from its torrid pace of the first half of 2000.

The question remains whether the slowdown is only a temporary condition prompted by a build-up of manufacturing inventories or is the "soft landing" desired by the Fed.

--------------------------------------------------------------------------------
The consensus among economists is that the U.S. economy appears poised for continued growth, albeit at lower rates than those of the past few years.
--------------------------------------------------------------------------------
                                                                 Source: Schwab.


Factors to watch may include consumer spending and employer competition for workers. If the slowdown is in fact the desired "soft landing," we would expect to see a slackening in one or both of these factors.



--------------------------------------------------------------------------------
STOCK MARKETS OF SELECTED COUNTRIES

Four best-performing and four worst-performing countries in the MSCI-EAFE(R) Index during the report period.

While foreign stocks rose 11.8% when measured in their local currencies, a rising U.S. dollar changed that into a - 2.9% return for American investors.


           [BAR CHART]

Finland                        25.54
Denmark                        16.93
Norway                         14.06
Italy                          11.77
MSCI-EAFE Index               -2.9
Ireland                       -13.08
Austria                       -13.92
Belgium                       -17.75
New Zealand                   -29.06


The MSCI Europe, Australasia and Far East (EAFE) Index includes 19 non-U.S. countries with major stock markets. In any report period, the gap between the best and worst performers may be substantial. Similarly, a country's performance may vary widely from period to period, although it's possible for a country to perform above or below average for an extended time.

Data source: Bloomberg L.P.
--------------------------------------------------------------------------------

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO
PORTFOLIO PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 10/31/00

                                                                 Since Inception
                                                   One Year             (5/19/98)
--------------------------------------------------------------------------------
SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO 1              6.37%                8.71%
--------------------------------------------------------------------------------
All Equity Composite Index 2                          14.07%                 --
--------------------------------------------------------------------------------
S&P 500(R) Index                                       6.09%               11.90%
--------------------------------------------------------------------------------


1 A portion of the fund's expenses was reduced during the reporting period. Without such reductions, the fund's average annual returns would have been lower.

2 The All Equity Composite Index is composed of Morningstar category averages and is calculated using the following portfolio allocations: 45% large-cap stocks, 25% small-cap stocks and 30% foreign stocks. As of 10/31/00, there were 2,620 large-cap funds, 892 small-cap funds and 732 foreign funds tracked by Morningstar. Performance includes changes in price and reinvestment of dividends and capital gains.

    Past performance doesn't indicate future results.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                    Schwab
                    MarketTrack All                                        All Equity
                    Equity Portfolio           S&P 500(R) Index            Composite Index
5/20/98             10000                      10000
5/31/98             9850                       9751                        10000
6/30/98             10050                      10147                       10124
7/31/98             9810                       10039                       9907
8/31/98             8330                       8590                        8335
9/30/98             8610                       9140                        8580
10/31/98            9280                       9883                        9132
11/30/98            9800                       10482                       9656
12/31/98            10303                      11086                       10200
1/31/99             10483                      11549                       10393
2/28/99             10041                      11190                       9962
3/31/99             10383                      11638                       10290
4/30/99             10896                      12088                       10799
5/31/99             10664                      11803                       10631
6/30/99             11197                      12458                       11238
7/31/99             11137                      12069                       11176
8/31/99             11056                      12009                       11073
9/30/99             11006                      11680                       10988
10/31/99            11539                      12419                       11440
11/30/99            11971                      12672                       12105
12/31/99            12885                      13418                       13290
1/31/00             12162                      12744                       12795
2/29/00             12498                      12503                       13639
3/31/00             13159                      13726                       14064
4/30/00             12610                      13313                       13342
5/31/00             12223                      13040                       12876
6/30/00             12752                      13362                       13543
7/31/00             12386                      13154                       13220
8/31/00             13098                      13971                       14042
9/30/00             12477                      13233                       13444
10/31/00            12274                      13177                       13049


The above graph compares the growth of a hypothetical $10,000 investment in the Schwab MarketTrack All Equity Portfolio, made at its inception, to a similar investment in the S&P 500(R) Index and the All Equity Composite Index. The hypothetical $10,000 investment assumes investment on the first day of the month following inception and includes changes in share price and reinvestment of dividends and capital gains. A detailed analysis of the respective performances of the portfolios and the indices is provided in the Portfolio Discussion section later in this report.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the portfolio. Investors cannot invest in an index directly.

NET ASSETS

--------------------------------------------------------------------------------
Total net assets as of 10/31/99 ($M)                                        $203
--------------------------------------------------------------------------------
Total net assets as of 10/31/00 ($M)                                        $441
--------------------------------------------------------------------------------
Percentage growth from 10/31/99 to 10/31/00                                 117%
--------------------------------------------------------------------------------

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO
PORTFOLIO SNAPSHOT


Schwab MarketTrack All Equity Portfolio uses an indexing strategy to invest in three distinct segments of the stock market: large-cap, small-cap and international stocks. The portfolio's target mix, as illustrated below, is achieved either directly or through investment in other SchwabFunds.(R) The portfolio employs an indexing strategy to capture the returns inherent in its target asset categories. The information below and on the following page provides a snapshot of the portfolio's characteristics as of October 31, 2000, and is not indicative of its composition after that date. The terms used below are defined in the Glossary. A complete list of the securities in the portfolio as of October 31, 2000 is provided in the Schedule of Investments later in this report.

PORTFOLIO FACTS

                                            Schwab MarketTrack        Peer Group
                                           All Equity Portfolio*       Average++
--------------------------------------------------------------------------------
Number of Holdings                                     5                    137
--------------------------------------------------------------------------------
Median Market Cap ($ M)                       $   56,739             $   56,749
--------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                          33.9                   34.3
--------------------------------------------------------------------------------
Price/Book (P/B) Ratio                               7.3                    8.7
--------------------------------------------------------------------------------
12-Month Yield                                      0.44%++                0.45%
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                3%                    98%
--------------------------------------------------------------------------------
Three-Year Beta                                     --                     --
--------------------------------------------------------------------------------
Expense Ratio                                       0.50%+                 1.34%
--------------------------------------------------------------------------------

* Compiled by Charles Schwab & Co., Inc. (Schwab). This information is for illustrative purposes only and is not intended to show, predict or guarantee future composition of the portfolio. The portfolio invests in other SchwabFunds, whereas most funds invest primarily in individual securities.

+ Effective 6/30/00, the investment adviser, Charles Schwab Investment Management, Inc. (CSIM) and Schwab guaranteed, through at least 2/28/01, that the operating expense ratio (excluding interest, taxes and certain non-routine expenses) will not exceed 0.50%. Prior to 6/30/00, such ratio was 0.60%. The actual expense ratio during the report period was 0.57%.

++ Source: Morningstar, Inc. The peer group average is based on 2,620 large-cap funds as tracked by Morningstar as of 10/31/00.

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO
ASSET MIX


                                                     Mix As Of
                                                     10/31/00         Target Mix
--------------------------------------------------------------------------------
U.S. Stocks:
--------------------------------------------------------------------------------
   Large-Cap                                            44.7%              45.0%
--------------------------------------------------------------------------------
   Small-Cap                                            25.1%              25.0%
--------------------------------------------------------------------------------
International Stocks                                    29.7%              30.0%
--------------------------------------------------------------------------------
Short-Term Investments                                   0.5%              --
--------------------------------------------------------------------------------
Total Stocks                                           100.0%             100.0%
--------------------------------------------------------------------------------


TOP HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS 1

--------------------------------------------------------------------------------
Schwab S&P 500 Fund - Select Shares                                        44.7%
--------------------------------------------------------------------------------
Schwab International Index Fund(R) - Select Shares                         29.7%
--------------------------------------------------------------------------------
Schwab Small-Cap Index Fund(R) - Select Shares                             25.1%
--------------------------------------------------------------------------------
Total                                                                      99.5%
--------------------------------------------------------------------------------


1 Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the report date.

SCHWAB MARKETTRACK GROWTH PORTFOLIO
PORTFOLIO PERFORMANCE


AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 10/31/00

                                                                    Since Inception
                                                          One Year    (11/20/95)
-----------------------------------------------------------------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO 1                       7.08%         14.15%
-----------------------------------------------------------------------------------
Growth Composite Index II 2                                12.89%           --
-----------------------------------------------------------------------------------
S&P 500(R) Index                                            6.09%         21.11%
-----------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond Index                   7.30%          6.24%
-----------------------------------------------------------------------------------

1 A portion of the fund's expenses was reduced during the reporting period. Without such reductions, the fund's average annual returns would have been lower.

2 The Growth Composite Index II is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. As of 10/31/00, there were 2,620 large-cap funds, 892 small-cap funds, 732 foreign funds and 559 intermediate-term bond funds tracked by Morningstar. Performance includes changes in price and reinvestment of dividends and capital gains.

    Past performance doesn't indicate future results.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                  [LINE CHART]

                 Schwab                                            Lehman
                 MarketTrack                                       Brothers                 Growth
                 Growth                   S&P 500(R)               Aggregate Bond           Composite
                 Portfolio                Index                    Index                    Index II
11/20/95         10000                    10000                    10000
11/30/95         10080                    10104                    10076                    10000
12/31/95         10292                    10299                    10217                    10167
01/31/96         10442                    10649                    10285                    10330
02/29/96         10533                    10748                    10106                    10470
03/31/96         10623                    10852                    10035                    10595
04/30/96         10803                    11011                    9979                     10897
05/31/96         10954                    11294                    9959                     11088
06/30/96         10934                    11337                    10092                    11023
07/31/96         10523                    10836                    10120                    10561
08/31/96         10733                    11064                    10102                    10832
09/30/96         11184                    11686                    10278                    11239
10/31/96         11324                    12009                    10506                    11305
11/30/96         11896                    12917                    10686                    11793
12/31/96         11784                    12661                    10587                    11756
01/31/97         12008                    13451                    10620                    12064
02/28/97         12028                    13557                    10646                    12012
03/31/97         11692                    13001                    10528                    11687
04/30/97         12038                    13776                    10686                    11893
05/31/97         12793                    14614                    10787                    12629
06/30/97         13313                    15268                    10916                    13105
07/31/97         14087                    16482                    11210                    13813
08/31/97         13618                    15559                    11115                    13452
09/30/97         14301                    16410                    11280                    14130
10/31/97         13853                    15862                    11443                    13637
11/30/97         14098                    16597                    11496                    13722
12/31/97         14259                    16882                    11612                    13860
01/31/98         14410                    17070                    11761                    13948
02/28/98         15220                    18300                    11751                    14744
03/31/98         15738                    19237                    11791                    15317
04/30/98         15846                    19432                    11852                    15461
05/31/98         15576                    19097                    11965                    15194
06/30/98         15868                    19873                    12067                    15390
07/31/98         15555                    19662                    12092                    15113
08/31/98         13729                    16823                    12289                    13217
09/30/98         14194                    17901                    12577                    13624
10/31/98         15080                    19357                    12510                    14312
11/30/98         15760                    20530                    12581                    14987
12/31/98         16422                    21712                    12619                    15697
01/31/99         16718                    22620                    12709                    15967
02/28/99         16103                    21916                    12486                    15390
03/31/99         16576                    22793                    12555                    15819
04/30/99         17224                    23675                    12595                    16448
05/31/99         16916                    23116                    12484                    16232
06/30/99         17586                    24399                    12444                    16966
07/31/99         17465                    23638                    12392                    16847
08/31/99         17355                    23520                    12386                    16707
09/30/99         17290                    22875                    12530                    16612
10/31/99         17982                    24323                    12576                    17178
11/30/99         18520                    24817                    12575                    17945
12/31/99         19602                    26279                    12514                    19307
01/31/00         18730                    24960                    12473                    18729
02/29/00         19155                    24487                    12624                    19701
03/31/00         20049                    26882                    12791                    20292
04/30/00         19389                    26073                    12754                    19474
05/31/00         18931                    25539                    12747                    18934
06/30/00         19635                    26169                    13012                    19769
07/31/00         19233                    25761                    13131                    19436
08/31/00         20206                    27361                    13321                    20487
09/30/00         19456                    25917                    13405                    19825
10/31/00         19255                    25808                    13493                    19391


The above graph compares the growth of a hypothetical $10,000 investment in the Schwab MarketTrack Growth Portfolio, made at its inception, to a similar investment in the S&P 500(R) Index, the Lehman Brothers U.S. Aggregate Bond Index and the Growth Composite Index II. The hypothetical $10,000 investment assumes investment on the first day of the month following inception and includes changes in share price and reinvestment of dividends and capital gains. A detailed analysis of the respective performances of the portfolios and the indices is provided in the Portfolio Discussion section later in this report.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the portfolio. Investors cannot invest in an index directly.

ASSETS

--------------------------------------------------------------------------------
Total net assets as of 10/31/99 ($M)                                       $428
--------------------------------------------------------------------------------
Total net assets as of 10/31/00 ($M)                                       $566
--------------------------------------------------------------------------------
Percentage growth from 10/31/99 to 10/31/00                                  32%
--------------------------------------------------------------------------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO
PORTFOLIO SNAPSHOT

Schwab MarketTrack Growth Portfolio uses an indexing strategy to invest in three distinct asset classes -- stocks, bonds and cash -- and further allocates stock investments between large-cap, small-cap and international. The portfolio's target mix is achieved either directly or through investment in other SchwabFunds(R). The portfolio employs an indexing strategy to capture the returns inherent in its target asset categories. The information below and on the following page provides a snapshot of the portfolio's characteristics as of October 31, 2000, and is not indicative of its composition after that date. The terms used below are defined in the Glossary. A complete list of the securities in the portfolio as of October 31, 2000 is provided in the Schedule of Investments later in this report.

PORTFOLIO FACTS

                                            Schwab MarketTrack       Peer Group
                                            Growth Portfolio*        Average++
--------------------------------------------------------------------------------
Number of Holdings                                   509                    137
--------------------------------------------------------------------------------
Median Market Cap ($M)                        $   47,109             $   56,749
--------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                          33.3                   34.3
--------------------------------------------------------------------------------
Price/Book (P/B) Ratio                               7.3                    8.7
--------------------------------------------------------------------------------
12-Month Yield                                      1.06%++                0.45%
--------------------------------------------------------------------------------
Portfolio Turnover Rate                               12%                    98%
--------------------------------------------------------------------------------
Three-Year Beta                                     0.73++                 0.95
--------------------------------------------------------------------------------
Expense Ratio                                       0.50%+                 1.34%
--------------------------------------------------------------------------------

* Compiled by Charles Schwab & Co., Inc. (Schwab). This information is for illustrative purposes only and is not intended to show, predict or guarantee future composition of the portfolio. The portfolio invests in a combination of other SchwabFunds and individual securities.

+ Effective 6/30/00, the investment adviser, Charles Schwab Investment Management, Inc. (CSIM) and Schwab guaranteed, through at least 2/28/01, that the operating expense ratio (excluding interest, taxes and certain non-routine expenses) will not exceed 0.50%. Prior to 6/30/00, such ratio was 0.60%. The actual expense ratio during the report period was 0.57%.

++ Source: Morningstar. The peer group average is based on 2,620 large-cap funds as tracked by Morningstar as of 10/31/00.

SCHWAB MARKETTRACK GROWTH PORTFOLIO
ASSET MIX

                                                      Mix as of
                                                      10/31/00        Target Mix
--------------------------------------------------------------------------------
U.S. Stocks:
--------------------------------------------------------------------------------
   Large-Cap                                            40.5%              40.0%
--------------------------------------------------------------------------------
   Small-Cap                                            20.3%              20.0%
--------------------------------------------------------------------------------
International Stocks                                    19.6%              20.0%
--------------------------------------------------------------------------------
Total Stocks                                            80.4%              80.0%
--------------------------------------------------------------------------------
Bonds                                                   14.7%              15.0%
--------------------------------------------------------------------------------
Short-Term Investments                                   4.9%               5.0%
--------------------------------------------------------------------------------
Total                                                  100.0%             100.0%
--------------------------------------------------------------------------------


EQUITY INVESTMENT STYLE BOX 1
AS OF 10/31/00

                                   [GRAPHIC]

                          MARKET CAP
                   ------------------------
                   LARGE    MEDIUM    SMALL
STYLE
   Value
   Blend             X
   Growth



TOP TEN HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS 2

--------------------------------------------------------------------------------
Schwab Small-Cap
Index Fund(R) - Select Shares                                              20.3%
--------------------------------------------------------------------------------
Schwab International Index
Fund(R) - Select Shares                                                    19.6%
--------------------------------------------------------------------------------
Schwab S&P 500 Fund - Select Shares                                        18.9%
--------------------------------------------------------------------------------
Schwab Total Bond Market Index Fund                                        14.6%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund(R)                                        4.7%
--------------------------------------------------------------------------------
General Electric Co.                                                        0.9%
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         0.7%
--------------------------------------------------------------------------------
Microsoft Corp.                                                             0.6%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           0.5%
--------------------------------------------------------------------------------
Intel Corp.                                                                 0.5%
================================================================================
Total                                                                      81.3%
--------------------------------------------------------------------------------

1 Source: Morningstar, Inc. The style box illustrates the composition of the fund's portfolio as of 10/31/00. It is not indicative of its holdings after that date, nor does it represent an exact assessment of risk or future assessment or any type of future performance. Placement is based on the fund's P/E and P/B ratios relative to the S&P 500(R) Index, as well as the size of the companies in which it invests, or median market capitalization.

2 Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the report date.

SCHWAB MARKETTRACK BALANCED PORTFOLIO
PORTFOLIO PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 10/31/00

                                                                    Since Inception
                                                          One Year    (11/20/95)
-----------------------------------------------------------------------------------
SCHWAB MARKETTRACK BALANCED PORTFOLIO 1                     7.11%         11.97%
-----------------------------------------------------------------------------------
Balanced Composite Index 2                                 11.23%            --
-----------------------------------------------------------------------------------
S&P 500(R) Index                                            6.09%         21.11%
-----------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond Index                   7.30%          6.24%
-----------------------------------------------------------------------------------

1 A portion of the fund's expenses was reduced during the reporting period. Without such reductions, the fund's average annual returns would have been lower.

2 The Balanced Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 30% large-cap stocks, 15% small-cap stocks, 15% foreign stocks, 35% bonds and 5% cash. As of 10/31/00, there were 2,620 large-cap funds, 892 small-cap funds, 732 foreign funds and 559 intermediate-term bond funds tracked by Morningstar. Performance includes changes in price and reinvestment of dividends and capital gains.

    Past performance doesn't indicate future results.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                  [LINE CHART]

                   Schwab                                            Lehman
                   MarketTrack                                       Brothers                 Balanced
                   Balanced                 S&P 500(R)               Aggregate                Composite
                   Portfolio                Index                    Bond Index               Index
11/20/95           10000                    10000                    10000
11/30/95           10080                    10104                    10076                    10000
12/31/95           10270                    10299                    10217                    10158
1/31/96            10390                    10649                    10285                    10295
2/29/96            10410                    10748                    10106                    10356
3/31/96            10460                    10852                    10035                    10433
4/30/96            10581                    11011                    9979                     10642
5/31/96            10691                    11294                    9959                     10778
6/30/96            10711                    11337                    10092                    10760
7/31/96            10410                    10836                    10120                    10428
8/31/96            10551                    11064                    10102                    10627
9/30/96            10912                    11686                    10278                    10971
10/31/96           11082                    12009                    10506                    11073
11/30/96           11534                    12917                    10686                    11479
12/31/96           11415                    12661                    10587                    11429
1/31/97            11589                    13451                    10620                    11661
2/28/97            11589                    13557                    10646                    11633
3/31/97            11334                    13001                    10528                    11367
4/30/97            11620                    13776                    10686                    11554
5/31/97            12183                    14614                    10787                    12116
6/30/97            12593                    15268                    10916                    12493
7/31/97            13217                    16482                    11210                    13079
8/31/97            12849                    15559                    11115                    12794
9/30/97            13391                    16410                    11280                    13323
10/31/97           13125                    15862                    11443                    13012
11/30/97           13309                    16597                    11496                    13084
12/31/97           13443                    16882                    11612                    13212
1/31/98            13582                    17070                    11761                    13315
2/28/98            14149                    18300                    11751                    13882
3/31/98            14523                    19237                    11791                    14300
4/30/98            14608                    19432                    11852                    14416
5/31/98            14448                    19097                    11965                    14261
6/30/98            14672                    19873                    12067                    14425
7/31/98            14469                    19662                    12092                    14236
8/31/98            13262                    16823                    12289                    12932
9/30/98            13668                    17901                    12577                    13298
10/31/98           14309                    19357                    12510                    13779
11/30/98           14800                    20530                    12581                    14287
12/31/98           15281                    21712                    12619                    14809
1/31/99            15523                    22620                    12709                    15024
2/28/99            15028                    21916                    12486                    14551
3/31/99            15369                    22793                    12555                    14881
4/30/99            15820                    23675                    12595                    15338
5/31/99            15567                    23116                    12484                    15149
6/30/99            16018                    24399                    12444                    15651
7/31/99            15930                    23638                    12392                    15556
8/31/99            15842                    23520                    12386                    15453
9/30/99            15853                    22875                    12530                    15424
10/31/99           16337                    24323                    12576                    15824
11/30/99           16711                    24817                    12575                    16359
12/31/99           17420                    26279                    12514                    17277
1/31/00            16823                    24960                    12473                    16875
2/29/00            17150                    24487                    12624                    17572
3/31/00            17815                    26882                    12791                    18019
4/30/00            17353                    26073                    12754                    17448
5/31/00            17037                    25539                    12747                    17075
6/30/00            17601                    26169                    13012                    17725
7/31/00            17364                    25761                    13131                    17533
8/31/00            18085                    27361                    13321                    18300
9/30/00            17612                    25917                    13405                    17884
10/31/00           17499                    25808                    13493                    17602


The above graph compares the growth of a hypothetical $10,000 investment in the Schwab MarketTrack Balanced Portfolio, made at its inception, to a similar investment in the S&P 500(R) Index, the Lehman Brothers U.S. Aggregate Bond Index and the Balanced Composite Index. The hypothetical $10,000 investment assumes investment on the first day of the month following inception and includes changes in share price and reinvestment of dividends and capital gains. A detailed analysis of the respective performances of the portfolios and the indices is provided in the Portfolio Discussion section later in this report.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the portfolio. Investors cannot invest in an index directly.

ASSETS

--------------------------------------------------------------------------------
Total net assets as of 10/31/99 ($M)                                       $403
--------------------------------------------------------------------------------
Total net assets as of 10/31/00 ($M)                                       $510
--------------------------------------------------------------------------------
Percentage growth from 10/31/99 to 10/31/00                                  27%
--------------------------------------------------------------------------------

SCHWAB MARKETTRACK BALANCED PORTFOLIO
PORTFOLIO SNAPSHOT

Schwab MarketTrack Balanced Portfolio uses an indexing strategy to invest in three distinct equity asset classes -- stocks, bonds and cash -- and further allocates stock investments between large-cap, small-cap and international. The portfolio's target mix is achieved either directly or through investment in other SchwabFunds(R). The portfolio employs an indexing strategy to capture the returns inherent in its target asset categories. The information below and on the following page provides a snapshot of the portfolio's characteristics as of October 31, 2000, and is not indicative of its composition after that date. The terms used below are defined in the Glossary. A complete list of the securities in the portfolio as of October 31, 2000 is provided in the Schedule of Investments later in this report.

PORTFOLIO FACTS

                                            Schwab MarketTrack       Peer Group
                                            Balanced Portfolio*       Average++
--------------------------------------------------------------------------------
Number of Holdings                                   506                    232
--------------------------------------------------------------------------------
Median Market Cap ($M)                        $   47,109             $   43,750
--------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                          33.3                   30.6
--------------------------------------------------------------------------------
Price/Book (P/B) Ratio                               7.3                    7.2
--------------------------------------------------------------------------------
12-Month Yield                                      1.80%++                2.65%
--------------------------------------------------------------------------------
Portfolio Turnover Rate                               18%                    95%
--------------------------------------------------------------------------------
Three-Year Beta                                     0.55++                 0.52
--------------------------------------------------------------------------------
Expense Ratio                                       0.50%+                 1.28%
--------------------------------------------------------------------------------


* Compiled by Charles Schwab & Co., Inc. (Schwab). This information is for illustrative purposes only and is not intended to show, predict or guarantee future composition of the portfolio. The portfolio invests in a combination of other SchwabFunds and individual securities.

+ Effective 6/30/00, the investment adviser, Charles Schwab Investment Management, Inc. (CSIM) and Schwab guaranteed, through at least 2/28/01, that the operating expense ratio (excluding interest, taxes and certain non-routine expenses) will not exceed 0.50%. Prior to 6/30/00, such ratio was 0.60%. The actual expense ratio during the report period was 0.57%

++ Source: Morningstar. The peer group average is based on 736 domestic hybrid funds as tracked by Morningstar as of 10/31/00.

SCHWAB MARKETTRACK BALANCED PORTFOLIO
ASSET MIX

                                                    Mix As Of
                                                     10/31/00         Target Mix
--------------------------------------------------------------------------------
U.S. Stocks:
--------------------------------------------------------------------------------
   Large-Cap                                            30.5%              30.0%
--------------------------------------------------------------------------------
   Small-Cap                                            15.3%              15.0%
--------------------------------------------------------------------------------
International Stocks                                    14.7%              15.0%
--------------------------------------------------------------------------------
Total Stocks                                            60.4%              60.0%
--------------------------------------------------------------------------------
Bonds                                                   34.5%              35.0%
--------------------------------------------------------------------------------
Short-Term Investments                                   5.0%               5.0%
--------------------------------------------------------------------------------
Total                                                  100.0%             100.0%
--------------------------------------------------------------------------------

EQUITY INVESTMENT STYLE BOX 1
AS OF 10/31/00

                                   [GRAPHIC]

                          MARKET CAP
                   ------------------------
                   LARGE    MEDIUM    SMALL
STYLE
   Value
   Blend             X
   Growth

TOP TEN HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS 2

--------------------------------------------------------------------------------
Schwab Total Bond Market Index Fund                                        34.5%
--------------------------------------------------------------------------------
Schwab Small-Cap Index
Fund(R) - Select Shares                                                    15.3%
--------------------------------------------------------------------------------
Schwab International Index
Fund(R) - Select Shares                                                    14.7%
--------------------------------------------------------------------------------
Schwab S&P 500 Fund - Select Shares                                        14.5%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund(R)                                        4.7%
--------------------------------------------------------------------------------
General Electric Co.                                                        0.7%
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         0.5%
--------------------------------------------------------------------------------
Microsoft Corp.                                                             0.5%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           0.4%
--------------------------------------------------------------------------------
Intel Corp.                                                                 0.4%
--------------------------------------------------------------------------------
Total                                                                      86.2%
--------------------------------------------------------------------------------

1 Source: Morningstar, Inc. The style box illustrates the composition of the fund's portfolio as of 10/31/00. It is not indicative of its holdings after that date, nor does it represent an exact assessment of risk or future assessment or any type of future performance. Placement is based on the fund's P/E and P/B ratios relative to the S&P 500(R) Index, as well as the size of the companies in which it invests, or median market capitalization.

2 Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the report date.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
PORTFOLIO PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 10/31/00



                                                                   Since Inception
                                                         One Year     (11/20/95)
----------------------------------------------------------------------------------
SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO 1                  6.92%         9.66%
----------------------------------------------------------------------------------
Conservative Composite Index 2                               9.48%          --
----------------------------------------------------------------------------------
S&P 500(R) Index                                             6.09%        21.11%
----------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond Index                    7.30%         6.24%
----------------------------------------------------------------------------------

1 A portion of the fund's expenses was reduced during the reporting period. Without such reductions, the fund's average annual returns would have been lower.


2 The Conservative Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 20% large-cap stocks, 10% small-cap stocks, 10% foreign stocks, 55% bonds and 5% cash. As of 10/31/00, there were 2,620 large-cap funds, 892 small-cap funds, 732 foreign funds and 559 intermediate-term bond funds tracked by Morningstar. Performance includes changes in price and reinvestment of dividends and capital gains.

    Past performance doesn't indicate future results.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                  [LINE CHART]

                   Schwab                                            Lehman
                   MarketTrack                                       Brothers                 Conservative
                   Conservative                                      Aggregate Bond           Composite
                   Portfolio                S&P 500(R) Index         Index                    Index
11/20/95           10000                    10000                    10000
11/30/95           10080                    10104                    10076                    10000
12/31/95           10237                    10299                    10217                    10156
1/31/96            10337                    10649                    10285                    10255
2/29/96            10297                    10748                    10106                    10215
3/31/96            10287                    10852                    10035                    10205
4/30/96            10337                    11011                    9979                     10255
5/31/96            10378                    11294                    9959                     10296
6/30/96            10439                    11337                    10092                    10356
7/31/96            10256                    10836                    10120                    10175
8/31/96            10337                    11064                    10102                    10255
9/30/96            10643                    11686                    10278                    10559
10/31/96           10818                    12009                    10506                    10732
11/30/96           11179                    12917                    10686                    11090
12/31/96           11070                    12661                    10587                    10982
1/31/97            11174                    13451                    10620                    11085
2/28/97            11184                    13557                    10646                    11095
3/31/97            10965                    13001                    10528                    10878
4/30/97            11206                    13776                    10686                    11117
5/31/97            11604                    14614                    10787                    11512
6/30/97            11896                    15268                    10916                    11802
7/31/97            12413                    16482                    11210                    12314
8/31/97            12160                    15559                    11115                    12063
9/30/97            12540                    16410                    11280                    12440
10/31/97           12455                    15862                    11443                    12356
11/30/97           12603                    16597                    11496                    12503
12/31/97           12698                    16882                    11612                    12597
1/31/98            12829                    17070                    11761                    12727
2/28/98            13189                    18300                    11751                    13084
3/31/98            13418                    19237                    11791                    13312
4/30/98            13484                    19432                    11852                    13377
5/31/98            13431                    19097                    11965                    13324
6/30/98            13595                    19873                    12067                    13487
7/31/98            13484                    19662                    12092                    13377
8/31/98            12774                    16823                    12289                    12673
9/30/98            13139                    17901                    12577                    13035
10/31/98           13530                    19357                    12510                    13423
11/30/98           13843                    20530                    12581                    13733
12/31/98           14166                    21712                    12619                    14054
1/31/99            14348                    22620                    12709                    14234
2/28/99            13950                    21916                    12486                    13839
3/31/99            14200                    22793                    12555                    14087
4/30/99            14475                    23675                    12595                    14360
5/31/99            14269                    23116                    12484                    14156
6/30/99            14521                    24399                    12444                    14406
7/31/99            14452                    23638                    12392                    14337
8/31/99            14395                    23520                    12386                    14281
9/30/99            14464                    22875                    12530                    14349
10/31/99           14766                    24323                    12576                    14649
11/30/99           14986                    24817                    12575                    14867
12/31/99           15398                    26279                    12514                    15276
1/31/00            15022                    24960                    12473                    14903
2/29/00            15269                    24487                    12624                    15148
3/31/00            15738                    26882                    12791                    15613
4/30/00            15442                    26073                    12754                    15319
5/31/00            15229                    25539                    12747                    15108
6/30/00            15667                    26169                    13012                    15543
7/31/00            15584                    25761                    13131                    15460
8/31/00            16085                    27361                    13321                    15957
9/30/00            15835                    25917                    13405                    15709
10/31/00           15787                    25808                    13493                    15662


The above graph compares the growth of a hypothetical $10,000 investment in the Schwab MarketTrack Conservative Portfolio, made at its inception, to a similar investment in the S&P 500(R) Index, the Lehman Brothers U.S. Aggregate Bond Index and the Conservative Composite Index. The hypothetical $10,000 investment assumes investment on the first day of the month following inception and includes changes in share price and reinvestment of dividends and capital gains. A detailed analysis of the respective performances of the portfolios and the indices is provided in the Portfolio Discussion section later in this report.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the portfolio. Investors cannot invest in an index directly.

ASSETS

--------------------------------------------------------------------------------
Total net assets as of 10/31/99 ($M)                                       $167
--------------------------------------------------------------------------------
Total net assets as of 10/31/00 ($M)                                       $194
--------------------------------------------------------------------------------
Percentage growth from 10/31/99 to 10/31/00                                  16%
--------------------------------------------------------------------------------

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
PORTFOLIO SNAPSHOT

Schwab MarketTrack Conservative Portfolio uses an indexing strategy to invest in three distinct asset classes -- stocks, bonds and cash -- and further allocates stock investments between large-cap, small-cap and international. The portfolio's target mix is achieved either directly or through investment in other SchwabFunds(R). The portfolio employs an indexing strategy to capture the returns inherent in its target asset categories. The information below and on the following page provides a snapshot of the portfolio's characteristics as of October 31, 2000, and is not indicative of its composition after that date. The terms used below are defined in the Glossary. A complete list of the securities in the portfolio as of October 31, 2000 is provided in the Schedule of Investments later in this report.

PORTFOLIO FACTS

                                            Schwab MarketTrack        Peer Group
                                          Conservative Portfolio*      Average++
--------------------------------------------------------------------------------
Number of Issues                                     495                    232
--------------------------------------------------------------------------------
Median Market Cap ($M)                        $   47,182             $   43,750
--------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                          33.4                   30.6
--------------------------------------------------------------------------------
Price/Book (P/B) Ratio                               7.3                    7.2
--------------------------------------------------------------------------------
12-Month Yield                                      3.47%++                2.65%
--------------------------------------------------------------------------------
Portfolio Turnover Rate                               16%                    95%
--------------------------------------------------------------------------------
Three-Year Beta                                     0.38++                 0.52
--------------------------------------------------------------------------------
Expense Ratio                                       0.50%+                 1.28%
--------------------------------------------------------------------------------


* Compiled by Charles Schwab & Co., Inc. (Schwab). This information is for illustrative purposes only and is not intended to show, predict or guarantee future composition of the portfolio. The portfolio invests in a combination of other SchwabFunds and individual securities.

+ Effective 6/30/00, the investment adviser, Charles Schwab Investment Management, Inc. (CSIM) and Schwab guaranteed, through at least 2/28/01, that the operating expense ratio (excluding interest, taxes and certain non-routine expenses) will not exceed 0.50%. Prior to 6/30/00, such ratio was 0.60%. The actual expense ratio during the report period was 0.57%.

++ Source: Morningstar. The peer group average is based on 736 domestic hybrid funds as tracked by Morningstar as of 10/31/00.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
ASSET MIX

                                                    Mix as of
                                                     10/31/00         Target Mix
--------------------------------------------------------------------------------
U.S. Stocks:
--------------------------------------------------------------------------------
   Large-Cap                                            20.7%              20.0%
--------------------------------------------------------------------------------
   Small-Cap                                            10.2%              10.0%
--------------------------------------------------------------------------------
International Stocks                                     9.7%              10.0%
--------------------------------------------------------------------------------
Total Stocks                                            40.6%              40.0%
--------------------------------------------------------------------------------
Bonds                                                   54.6%              55.0%
--------------------------------------------------------------------------------
Short-Term Investments                                   4.8%               5.0%
--------------------------------------------------------------------------------
Total                                                  100.0%             100.0%
--------------------------------------------------------------------------------


TOP TEN HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS 1

--------------------------------------------------------------------------------
Schwab Total Bond Market Index Fund                                        54.6%
--------------------------------------------------------------------------------
Schwab S&P 500 Fund - Select Shares                                        10.8%
--------------------------------------------------------------------------------
Schwab Small-Cap Index
Fund(R) - Select Shares                                                    10.2%
--------------------------------------------------------------------------------
Schwab International Index
Fund(R) - Select Shares                                                     9.7%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund(R)                                        4.4%
--------------------------------------------------------------------------------
General Electric Co.                                                        0.4%
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                         0.3%
--------------------------------------------------------------------------------
Microsoft Corp.                                                             0.3%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           0.3%
--------------------------------------------------------------------------------
Intel Corp.                                                                 0.2%
--------------------------------------------------------------------------------
Total                                                                      91.2%
--------------------------------------------------------------------------------


1 Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the report date.

PORTFOLIO MANAGEMENT


THE PORTFOLIO MANAGEMENT TEAM

GERI HOM -- vice president and senior portfolio manager, is responsible for the day-to-day management of the equity portions of the Schwab MarketTrack Portfolios(R). In addition to the Schwab MarketTrack Portfolios, Geri manages the Schwab Equity Index Funds, Schwab Analytics Fund(R) and the Schwab Focus Funds. Prior to joining CSIM, Geri worked for nearly 15 years in equity index management.

KIMON DAIFOTIS -- vice president and senior portfolio manager, has primary responsibility for the day-to-day management of the bond and cash portions of the Schwab MarketTrack Portfolios. In addition to the Schwab MarketTrack Portfolios, he manages two bond index funds and the Schwab YieldPlus Fund. Prior to joining CSIM in October 1997, he worked for more than 17 years in research and asset management.

PORTFOLIO DISCUSSION


QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM

Q. HOW DID THE FOUR SCHWAB MARKETTRACK PORTFOLIOS PERFORM DURING THE REPORTING PERIOD?

A. As discussed in the Market Overview section and detailed in the table to the right, asset class returns varied widely during the reporting period. In a year of market uncertainty and volatility, with equities starting strong but then slowing during the year, the funds' returns were within a very close range. Small-cap domestic equities emerged to be the best performing major asset class; however, within each of the portfolios, those gains were neutralized for the most part by the negative return generated by international stocks. The bond market, also experiencing fluctuation during the year, was the second best performing asset class.

The MarketTrack Portfolios incorporate a mix of different asset classes. Accordingly, their returns over a given period will reflect a blend of the returns of those asset classes, and will depend on their relative weightings within the portfolios. By spreading their exposure over various asset classes, the MarketTrack Portfolios are designed to provide more stable returns while reducing risk over various market cycles.

                                                                     One-Year
                                                                   Return as of
Asset Class                             Index                        10/31/00
--------------------------------------------------------------------------------
Large-Cap Stocks                 S&P 500(R) Index                      6.09%
--------------------------------------------------------------------------------
Small-Cap Stocks                 Russell 2000(R) Index                17.41%
--------------------------------------------------------------------------------
International Stocks             MSCI-EAFE(R) Index                   (2.90%)
--------------------------------------------------------------------------------
Bonds                            Lehman Aggregate                      7.30%
                                 Bond Index
--------------------------------------------------------------------------------
Cash                             Three-Month                           6.13%
                                 Treasury Bill
--------------------------------------------------------------------------------

                                   Equity/Fixed                       One-Year
                                      Income                        Return as of
MarketTrack Portfolio             Target Mix (%)                      10/31/00
--------------------------------------------------------------------------------
All Equity                           100/0                              6.37%
--------------------------------------------------------------------------------
Growth                               80/20                              7.08%
--------------------------------------------------------------------------------
Balanced                             60/40                              7.11%
--------------------------------------------------------------------------------
Conservative                         40/60                              6.92%
--------------------------------------------------------------------------------

Q. DO THE MARKETTRACK PORTFOLIOS USE TAX-SMART STRATEGIES?

A. Yes. The MarketTrack Portfolios employ management techniques that are designed to minimize potential capital gain distributions. First, they follow an indexing strategy by investing directly in index securities or index funds, which helps to keep portfolio turnover low. Second, when securities need to be sold -- either to raise cash for redemptions or when an index is rebalanced -- the funds generally will attempt to sell the shares with the highest tax basis to minimize capital gains.

PORTFOLIO DISCUSSION Continued


Finally, the investment managers strive to use efficient trading practices, which helps to keep portfolio turnover down.

Q. CAN YOU PROVIDE AN EXAMPLE OF HOW ASSET ALLOCATION REDUCES PORTFOLIO VOLATILITY?

A. Adding bonds and cash equivalents to an all stock portfolio can help reduce its overall risk. Three of the four MarketTrack portfolios (all except the All Equity Portfolio) use this approach. The following chart displays the high, low and average annual returns from 1970 - 1998 for five hypothetical portfolios representing the returns of stocks and bonds. 1 As the chart demonstrates, adding bonds to a stock-heavy portfolio would have reduced risk while still producing competitive returns.

A portfolio comprising 40% bonds and 60% stocks, for example, achieved an average annual return of 11.97% -- roughly 1.5% less than the 13.48% return of the all-stock portfolio -- but with significantly less volatility on a yearly basis. The lowest annual return of the portfolio invested 40% in bonds and 60% in stocks, which was actually a loss of 13.60%, was about half of the 26.47% loss in the all-stock portfolio. This hypothetical example is for illustrative purposes only, and, of course, past performance does not guarantee future results.

                     ADDING BONDS TO AN ALL-STOCK PORTFOLIO
                       Hypothetical Portfolios: 1970-1998
                      High, Low and Average Annual Returns
                           for Portfolio Compositions


                                   [BARCHART]


                        Lowest Annual Return    Average Annual Return    Highest Annual Return
100% Stocks                   -26.47                    13.48                    37.43
90% Stocks/10% Bonds          -23.25                    13.14                    35.37
80% Stocks/20% Bonds          -20.04                    12.77                    33.3
70% Stocks/30% Bonds          -16.82                    12.38                    31.24
60% Stocks/40% Bonds          -13.6                     11.97                    29.18

1 The returns do not reflect actual investments in any security. The hypothetical returns are all weighted averages and assume reinvestment of dividends. The indices represented are the S&P 500(R) Index and the Ibbotson Intermediate Government Bond Index. Indices are unmanaged, do not incur costs and expenses, and cannot be invested in directly.

Q. WHY DOES INVESTING IN ALL THE MAJOR SEGMENTS OF THE STOCK MARKET MAKE SENSE?

A. The following chart shows the performance of large-cap, small-cap, and international stocks over nine non-overlapping three-year periods spanning 1975 through 1999. The chart shows that the performances of the three segments of the stock market varied considerably, both on a relative basis and over time.

These shifting results are driven by the fact that different segments have tended to take turns leading the market and these "performance cycles" have varied in length and magnitude. While these cycles may not be entirely random, predicting them can be very difficult. By investing in several types of stock, you can participate in the long-term return performance of the segments, reduce portfolio volatility (as compared to investing in just one type) and avoid the entire issue of trying to predict which group will be the next winner.

                                 WHY DIVERSIFY?
                     Non-Overlapping, Three-Year Intervals


                                   [BARCHART]


                Large-Cap Stocks    Small-Cap Stocks     International Stocks
Dec-74               -9.28               -22.01                 -2.76
Dec-77                16.4                43.46                 19.31
Dec-80               18.67                 31.5                 21.06
Dec-83               12.25                20.23                  6.93
Dec-86                18.5                10.08                 42.15
Dec-89               17.36                 9.37                 21.19
Dec-92               10.82                12.51                 -8.68
Dec-95               15.26                15.01                 17.02
Dec-98               28.27                13.29                  9.31

1 Large-cap stocks are represented by the S&P 500 Index, small-cap stocks by CRSP 6-10 Index and international stocks by the MSCI-EAFE Index. Indices are unmanaged, do not incur fees or expenses and cannot be invested in directly. The charts shows annualized returns for three-year periods indicated. Returns for each period would vary depending on the exact start and end dates used. All returns assume reinvestment of dividends, capital gains and interest. This chart is for illustrative purposes only and is not intended to predict or guarantee performance. Past performance is no guarantee of future results. The CRSP 6-10 Index consists of the smallest half of NYSE stocks by name and all equivalents from other exchanges.

GLOSSARY


ASSET ALLOCATION -- The division of holdings among different types of assets, such as domestic stocks, international stocks, bonds and cash-equivalent securities.

BETA -- A measure of a stock's volatility relative to the overall stock market. The beta of the S&P 500(R) Index is 1. Any investment that is more volatile than the market as a whole has a beta value higher than 1. If the beta is less than 1, the investment is considered to be less volatile than the market.

CAPITAL GAIN (LOSS) -- When a stock is sold for a profit, the difference between the net sales price and its net purchase price, or cost basis, is a capital gain. If a stock is sold below cost, the difference is a capital loss.

EARNINGS GROWTH RATE -- The average annual rate of growth in earnings over the past five years for the stocks in a fund's portfolio.

EARNINGS PER SHARE (EPS) -- The net income (or earnings) of a company for the past 12 months divided by the current number of shares outstanding.

EXPENSE RATIO -- Amount, expressed as a percentage of net assets, that shareholders pay annually for mutual fund operating expenses and management fees.

MARKET CAPITALIZATION -- The dollar value of a company or the amount someone would pay to buy the company today. It is calculated by multiplying the total number of outstanding shares by the current price per share. Median market cap is the midpoint of a fund's total market capitalization, weighted by the portion of assets invested in each holding. As a result, half of the fund's holdings will have market caps above the median, and the rest below it.

NET ASSET VALUE (NAV) -- The market value of a fund share.

PRICE/BOOK (P/B) RATIO -- Compares a stock's market value with the value of total assets minus intangible assets and total liabilities (the book value). It is determined by dividing the current price of the stock by common stockholder equity per share. In evaluating stocks, comparing P/B ratios often works well in situations where price/earnings ratios do not, because the P/B ratio is stable over time and is always a positive number. P/B ratios are best used for comparisons within an industry rather than between industries, as certain industries will usually contain stocks that have all high or all low P/B ratios. For mutual funds, the P/B ratio is the weighted average of all the stocks' P/B ratios in the portfolio.

PRICE/EARNINGS (P/E) RATIO -- The ratio of a company's stock price to its earnings per share over the past year. For mutual funds, the P/E ratio is the weighted average of all the stocks' P/E ratios in the mutual fund's portfolio. The P/E is an indicator of market expectations about a company's prospects. Typically, the higher the P/E, the greater the expectations for a company's future growth. Because earnings are volatile and sometimes "negative," however, the P/E has its limitations and may fail as a measure for a significant number of stocks at any given time.

RETURN ON EQUITY -- The average annual rate of return generated by the companies a fund holds during the past five years for each dollar of shareholders' equity (net income divided by shareholders' equity).

STOCK -- A share of ownership, or equity, in a corporation.

TOTAL RETURN -- The overall performance of an investment over a given period, including any expenses, any income or distributions paid out and any capital gain or loss (increases or decreases in portfolio value).

TURNOVER RATE -- A measure of a fund's trading activity. Funds with higher turnover rates typically incur higher transaction costs and are more likely to distribute capital gains, which are taxable to investors.

YIELD -- The income generated by an investment, expressed as a percentage of its market value.

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2000

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
INVESTMENT FUNDS -- 99.5%
Schwab International Index Fund(R),
  Select Shares                                7,641,646                  $ 130,978
Schwab S&P 500 Fund,
   Select Shares (b)                           8,880,807                    197,243
Schwab Small-Cap Index Fund(R),
  Select Shares                                5,260,695                    110,948
                                                                          ---------
TOTAL INVESTMENT FUNDS
  (Cost $410,285)                                                           439,169
                                                                          ---------
                                                  Par
                                                 (000s)
                                              -----------
U.S. TREASURY OBLIGATIONS -- 0.0%
U.S. Treasury Bills (a)(b)
  6.02%-6.04%, 12/14/00                             $200                        199
                                                                          ---------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $199)                                                                   199
                                                                          ---------

                                                  Par                       Value
                                                 (000s)                     (000s)
                                              -----------                 ----------


SHORT-TERM INVESTMENT -- 0.5%
Wachovia Bank NA Time Deposit
  6.03%*, 11/1/00                                 $2,199                  $   2,199
                                                                          ---------
TOTAL SHORT-TERM INVESTMENT
  (Cost $2,199)                                                               2,199
                                                                          ---------
TOTAL INVESTMENTS -- 100.0%
  (Cost $412,683)                                                           441,567
                                                                          ---------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%
  Other assets                                                                  724
  Liabilities                                                                  (799)
                                                                          ---------
                                                                                (75)
                                                                          ---------
TOTAL NET ASSETS -- 100.0%                                                $ 441,492
                                                                          =========

See accompanying Notes to Schedules of Investments and Notes to Financial Statements.

SCHWAB MARKETTRACK GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2000

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
COMMON STOCK -- 21.6%
AEROSPACE / DEFENSE -- 0.3%
B.F. Goodrich Co.                                  1,100                  $      45
Boeing Co.                                         8,578                        582
Crane Co.                                            300                          8
General Dynamics Corp.                             2,000                        143
Lockheed Martin Corp.                              3,900                        140
Northrop Grumman Corp.                               700                         59
Raytheon Co., Class B                              3,400                        116
Rockwell International Corp.                       1,900                         75
Textron, Inc.                                      1,500                         76
TRW, Inc.                                          1,300                         55
United Technologies Corp.                          4,600                        321
                                                                          ---------
                                                                              1,620
                                                                          ---------
AIR TRANSPORTATION -- 0.1%
AMR Corp.+                                         1,500                         49
Delta Air Lines, Inc.                              1,300                         61
FedEx Corp.+                                       2,920                        137
Southwest Airlines Co.                             4,987                        142
U.S. Airways Group, Inc.+                            500                         19
                                                                          ---------
                                                                                408
                                                                          ---------
ALCOHOLIC BEVERAGES -- 0.1%
Adolph Coors Co., Class B                            400                         25
Anheuser-Busch Cos., Inc.                          9,000                        412
Brown-Forman Corp., Class B                          700                         43
                                                                          ---------
                                                                                480
                                                                          ---------
APPAREL -- 0.0%
Liz Claiborne, Inc.                                  600                         25
Nike, Inc., Class B                                2,800                        112
Reebok International Ltd.+                           500                         11
Russell Corp.                                        400                          6
Springs Industries, Inc., Class A                    100                          2
VF Corp.                                           1,200                         33
                                                                          ---------
                                                                                189
                                                                          ---------
AUTOMOTIVE PRODUCTS / MOTOR VEHICLES -- 0.2%
Cooper Tire & Rubber Co.                             700                          8
Cummins Engine Co., Inc.                             200                          7
Dana Corp.                                         1,578                         35
Danaher Corp.                                      1,400                         88
Delphi Automotive Systems Corp.                    5,743                         90

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
Eaton Corp.                                          700                  $      48
Ford Motor Co.+                                   18,103                        473
General Motors Corp.                               5,125                        318
Genuine Parts Co.                                  1,800                         38
Goodyear Tire & Rubber Co.                         1,600                         30
Harley-Davidson, Inc.                              3,000                        145
Navistar International Corp.+                        700                         23
Visteon Corp.                                      1,558                         28
                                                                          ---------
                                                                              1,331
                                                                          ---------
BANKS -- 1.2%
AmSouth Bancorp.                                   3,900                         54
Bank of America Corp.                             16,048                        771
Bank of New York Co., Inc.                         7,300                        420
Bank One Corp.                                    11,375                        415
BB&T Corp.                                         3,300                        105
Chase Manhattan Corp.                             11,970                        545
Comerica, Inc.                                     1,500                         90
Fifth Third Bancorp.                               4,537                        233
First Union Corp.                                  9,684                        294
Firstar Corp.                                      9,618                        189
FleetBoston Financial Corp.                        8,974                        341
Golden West Financial Corp.                        1,600                         90
Huntington Bancshares, Inc.                        2,262                         33
J.P. Morgan & Co., Inc.                            1,700                        281
KeyCorp, Inc.                                      4,400                        109
Mellon Financial Corp.                             4,600                        222
National City Corp.                                6,100                        130
Northern Trust Corp.                               2,200                        188
Old Kent Financial Corp.                           1,260                         35
PNC Financial Services Group                       2,800                        187
Providian Financial Corp.                          1,450                        151
Regions Financial Corp.                            2,100                         49
SouthTrust Corp.                                   1,700                         55
State Street Corp.                                 1,500                        187
Summit Bancorp.                                    1,800                         67
SunTrust Banks, Inc.                               3,100                        151
Synovus Financial Corp.                            2,750                         59
U.S. Bancorp.                                      7,150                        173
Union Planters Corp.                               1,300                         44
Wachovia Corp.                                     1,900                        103
Wells Fargo & Co.                                 15,550                        720
                                                                          ---------
                                                                              6,491
                                                                          ---------

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
BUSINESS MACHINES & SOFTWARE -- 3.2%
Adaptec, Inc.+                                     1,000                  $      16
Adobe Systems, Inc.                                2,400                        183
Apple Computer, Inc.+                              3,200                         63
Autodesk, Inc.                                       600                         13
BMC Software, Inc.+                                2,400                         49
Cabletron Systems, Inc.+                           1,800                         49
Ceridian Corp.+                                    1,456                         36
Cisco Systems, Inc.+                              68,600                      3,696
Compaq Computer Corp.                             16,764                        510
Compuware Corp.+                                   3,600                         28
Comverse Technology, Inc.+                         1,400                        156
Dell Computer Corp.+                              25,100                        740
EMC Corp.+                                        20,986                      1,869
Gateway, Inc.+                                     3,100                        160
Hewlett-Packard Co.                               19,600                        910
International Business
  Machines Corp.                                  17,100                      1,684
Lexmark International
  Group, Inc., Class A+                            1,300                         53
Microsoft Corp.+                                  51,100                      3,520
NCR Corp.+                                         1,000                         43
Network Appliance, Inc.+                           2,800                        333
Novell, Inc.+                                      3,200                         29
Novellus Systems, Inc.+                              825                         34
Oracle Corp.+                                     55,048                      1,817
Pitney Bowes, Inc.                                 2,700                         80
Seagate Technology, Inc.+                          2,168                        151
Silicon Graphics, Inc.+                            1,000                          4
Sun Microsystems, Inc.+                           15,400                      1,707
Unisys Corp.+                                      3,100                         40
Xerox Corp.                                        6,600                         56
                                                                          ---------
                                                                             18,029
                                                                          ---------
BUSINESS SERVICES -- 1.3%
Allied Waste Industries, Inc.+                     1,900                         18
America Online, Inc.+                             22,300                      1,125
Automatic Data Processing, Inc.                    6,200                        405
Cendant Corp.+                                     7,232                         87
Citrix Systems, Inc.+                              1,800                         40
Computer Associates
  International, Inc.                              5,625                        179

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
Computer Sciences Corp.+                           1,680                  $     106
Convergys Corp.+                                   1,354                         59
Deluxe Corp.                                         700                         16
Ecolab, Inc.                                       1,400                         55
Electronic Data Systems Corp.                      4,600                        216
Equifax, Inc.                                      1,200                         41
Exelon Corp.                                       2,812                        169
First Data Corp.                                   4,200                        211
H&R Block, Inc.                                    1,000                         36
IMS Health, Inc.                                   3,000                         71
Interpublic Group of Cos., Inc.                    2,700                        116
Mercury Interactive Corp.+                           800                         89
MIPS Technologies, Inc., Class B+                    139                          5
National Service Industries, Inc.                    300                          6
Nortel Networks Corp.                             28,720                      1,307
Omnicom Group, Inc.                                1,800                        166
Parametric Technology Corp.+                       2,700                         33
Paychex, Inc.                                      3,600                        204
PeopleSoft, Inc.+                                  2,300                        100
Sapient Corp.+                                     1,200                         43
Siebel Systems, Inc.+                              3,800                        399
Stilwell Financial, Inc.                           2,200                         99
Tyco International Ltd.                           17,308                        981
VERITAS Software Corp.+                            3,800                        536
Waste Management, Inc.                             6,117                        122
Yahoo!, Inc.+                                      5,300                        311
                                                                          ---------
                                                                              7,351
                                                                          ---------
CHEMICAL -- 0.2%
Air Products & Chemicals, Inc.                     2,300                         86
Dow Chemical Co.                                   6,600                        202
E.I. du Pont de Nemours & Co.                     10,292                        467
Eastman Chemical Co.                                 800                         34
Great Lakes Chemical Corp.                           600                         20
Hercules, Inc.                                       900                         16
PPG Industries, Inc.                               1,500                         67
Praxair, Inc.                                      1,600                         60
Rohm & Haas Co.                                    2,205                         66
Sigma-Aldrich Corp.                                  900                         32
Union Carbide Corp.                                1,300                         56
W.R. Grace & Co.+                                    600                          2
                                                                          ---------
                                                                              1,108
                                                                          ---------

SCHWAB MARKETTRACK GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 2000

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
CONSTRUCTION -- 0.0%
Armstrong Holdings, Inc.                             500                  $       1
Centex Corp.                                         300                         11
Fluor Corp.                                          500                         17
Kaufman & Broad Home Corp.                           400                         12
Masco Corp.                                        4,000                         75
Pulte Corp.                                          400                         13
Sherwin-Williams Co.                               1,200                         26
The Stanley Works                                    600                         16
Vulcan Materials Co.                                 800                         34
                                                                          ---------
                                                                                205
                                                                          ---------
CONSUMER - DURABLE -- 0.0%
Black & Decker Corp.                                 900                         34
Leggett & Platt, Inc.                              2,000                         33
Maytag Corp.                                         900                         26
Whirlpool Corp.                                      800                         35
                                                                          ---------
                                                                                128
                                                                          ---------
CONSUMER - NONDURABLE -- 0.1%
American Greetings Corp., Class A                    300                          5
Darden Restaurants, Inc.                           1,200                         27
Fortune Brands, Inc.                               1,600                         47
Harcourt General, Inc.                               800                         45
Hasbro, Inc.                                       1,650                         18
Mattel, Inc.                                       4,150                         54
McDonald's Corp.                                  13,400                        415
Newell Rubbermaid, Inc.                            2,745                         53
Starbucks Corp.+                                   1,780                         80
Tricon Global Restaurants, Inc.+                   1,560                         47
Tupperware Corp.                                     400                          7
Wendy's International, Inc.                        1,000                         22
                                                                          ---------
                                                                                820
                                                                          ---------
CONTAINERS -- 0.0%
Ball Corp.                                           200                          7
Bemis Co., Inc.                                      300                          8
Crown Cork & Seal Co., Inc.                          800                          7
Owens-Illinois, Inc.+                                800                          5
Pactiv Corp.+                                        800                          8
Sealed Air Corp.+                                    582                         28
                                                                          ---------
                                                                                 63
                                                                          ---------

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
ELECTRONICS -- 1.8%
ADC Telecommunications, Inc.+                      6,000                  $     128
Advanced Micro Devices, Inc.+                      2,840                         64
Altera Corp.+                                      3,680                        151
American Power Conversion Corp.+                   1,725                         22
Analog Devices, Inc.+                              3,400                        221
Andrew Corp.+                                        850                         22
Applied Materials, Inc.+                           7,800                        414
Broadcom Corp., Class A+                           2,300                        511
Conexant Systems, Inc.+                            1,900                         50
Intel Corp.                                       65,200                      2,934
ITT Industries, Inc.                                 900                         29
JDS Uniphase Corp.+                                9,000                        733
KLA-Tencor Corp.+                                  1,800                         61
Linear Technology Corp.                            3,000                        194
LSI Logic Corp.+                                   3,000                         99
Lucent Technologies, Inc.                         31,592                        736
Maxim Integrated Products, Inc.+                   2,700                        179
Micron Technology, Inc.+                           5,400                        188
Molex, Inc.                                        1,875                        101
Moody's Corp.                                      1,500                         39
Motorola, Inc.                                    20,931                        522
National Semiconductor Corp.+                      1,700                         44
Nextel Communications, Inc.,
  Class A+                                         7,200                        277
PE Corp.-PE Biosystems Group                       2,000                        234
PerkinElmer, Inc.                                    500                         60
Power-One, Inc.+                                     400                         28
QUALCOMM, Inc.+                                    7,200                        469
Sanmina Corp.+                                     1,200                        137
Scientific-Atlanta, Inc.                           1,600                        109
Solectron Corp.+                                   5,800                        255
Tektronix, Inc.                                      450                         32
Tellabs, Inc.+                                     4,000                        200
Teradyne, Inc.+                                    1,700                         53
Texas Instruments, Inc.                           16,800                        824
Thermo Electron Corp.+                             1,300                         38
Thomas & Betts Corp.                                 481                          7
Xilinx, Inc.+                                      3,200                        232
                                                                          ---------
                                                                             10,397
                                                                          ---------

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
ENERGY - RAW MATERIALS -- 0.2%
Anadarko Petroleum Corp.                           2,018                  $     129
Apache Corp.                                         900                         50
Baker Hughes, Inc.                                 2,960                        102
Burlington Resources, Inc.                         1,905                         69
Devon Energy Corp.                                 1,200                         60
Eastern Enterprises                                  100                          6
Halliburton Co.                                    4,158                        154
McDermott International, Inc.                        800                          8
Nabors Industries, Inc.+                             900                         46
Occidental Petroleum Corp.                         3,200                         64
Rowan Cos., Inc.+                                    600                         15
Schlumberger Ltd.                                  5,400                        411
                                                                          ---------
                                                                              1,114
                                                                          ---------
FOOD & AGRICULTURE -- 0.7%
Archer-Daniels-Midland Co.                         6,221                         68
Campbell Soup Co.                                  4,200                        123
Coca-Cola Co.                                     24,100                      1,455
Coca-Cola Enterprises, Inc.                        4,000                         73
ConAgra, Inc.                                      4,900                        105
General Mills, Inc.                                3,026                        126
H.J. Heinz Co.                                     3,400                        143
Hershey Foods Corp.                                1,500                         81
Kellogg Co.                                        3,900                         99
Nabisco Group Holdings Corp.                       3,200                         92
PepsiCo, Inc.                                     13,900                        673
Quaker Oats Co.                                    1,200                         98
Ralston Purina Group                               3,100                         75
Sara Lee Corp.                                     8,100                        175
Supervalu, Inc.                                    1,400                         22
Sysco Corp.                                        3,300                        172
Unilever NV - Sponsored ADR                        5,714                        290
Wm. Wrigley Jr. Co.                                1,100                         87
                                                                          ---------
                                                                              3,957
                                                                          ---------
GOLD -- 0.0%
Barrick Gold Corp.                                 3,900                         52
Homestake Mining Co.                               2,600                         11
Newmont Mining Corp.                               1,701                         23
Placer Dome, Inc.                                  3,200                         26
                                                                          ---------
                                                                                112
                                                                          ---------

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
HEALTHCARE / DRUGS & MEDICINE -- 2.6%
Abbott Laboratories                               15,000                  $     792
Aetna, Inc.                                        1,424                         82
Allergan, Inc.                                     1,300                        109
ALZA Corp.+                                          800                         65
American Home Products Corp.                      12,700                        806
Amgen, Inc.+                                      10,100                        585
Bausch & Lomb, Inc.                                  600                         23
Baxter International, Inc.                         2,800                        230
Becton, Dickinson & Co.                            2,600                         87
Biogen, Inc.+                                      1,500                         90
Biomet, Inc.                                       1,650                         60
Boston Scientific Corp.+                           4,074                         65
Bristol-Myers Squibb Co.                          19,400                      1,182
C.R. Bard, Inc.                                      400                         17
Cardinal Health, Inc.                              2,800                        265
Eli Lilly & Co.                                   10,900                        974
Guidant Corp.+                                     3,000                        159
HCA-The Healthcare Co.                             5,600                        224
HealthSouth Corp.+                                 3,452                         41
Humana, Inc.+                                      1,400                         17
Johnson & Johnson                                 13,400                      1,234
King Pharmaceuticals, Inc.+                        1,600                         72
Manor Care, Inc.+                                  1,100                         18
McKesson HBOC, Inc.                                2,654                         74
Medimmune, Inc.+                                   2,000                        131
Medtronic, Inc.                                   11,800                        641
Merck & Co., Inc.                                 22,300                      2,006
Pfizer, Inc.                                      61,100                      2,639
Pharmacia Corp.                                   12,269                        675
Quintiles Transnational Corp.+                     1,200                         17
Schering-Plough Corp.                             14,100                        729
St. Jude Medical, Inc.+                              725                         40
Tenet Healthcare Corp.+                            3,100                        122
UnitedHealth Group, Inc.                           1,700                        186
Watson Pharmaceuticals, Inc.+                      1,000                         63
Wellpoint Health Networks, Inc.+                     700                         82
                                                                          ---------
                                                                             14,602
                                                                          ---------
HOUSEHOLD PRODUCTS -- 0.3%
Alberto-Culver Co., Class B                          600                         20
Avon Products, Inc.                                2,400                        116
Clorox Co.                                         2,200                         98

SCHWAB MARKETTRACK GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 2000

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
Colgate-Palmolive Co.                              5,800                  $     341
Gillette Co.                                      10,600                        370
International Flavors
  & Fragrances, Inc.                               1,100                         18
Procter & Gamble Co.                              12,600                        900
                                                                          ---------
                                                                              1,863
                                                                          ---------
INSURANCE -- 0.8%
AFLAC, Inc.                                        2,600                        190
Allstate Corp.                                     7,000                        282
American General Corp.                             2,510                        202
American International
  Group, Inc.                                     22,345                      2,190
Aon Corp.                                          2,625                        109
Chubb Corp.                                        1,700                        144
CIGNA Corp.                                        1,600                        195
Cincinnati Financial Corp.                         1,800                         66
Conseco, Inc.                                      3,220                         22
Hartford Financial
  Services Group, Inc.                             2,200                        164
Jefferson-Pilot Corp.                              1,075                         74
Lincoln National Corp.                             1,900                         92
Loew's Corp.                                       1,000                         91
Marsh & McLennan Cos., Inc.                        2,600                        340
MBIA, Inc.                                           900                         65
MGIC Investment Corp.                              1,200                         82
Progressive Corp.                                    700                         69
SAFECO Corp.                                       1,100                         27
St. Paul Cos., Inc.                                1,850                         95
Torchmark Corp.                                    1,100                         37
UnumProvident Corp.                                2,349                         66
                                                                          ---------
                                                                              4,602
                                                                          ---------
MEDIA -- 0.7%
Clear Channel
  Communications, Inc.+                            5,717                        343
Comcast Corp., Special Class A+                    8,500                        346
Dow Jones & Co., Inc.                                800                         47
Gannett Co., Inc.                                  2,700                        157
Knight-Ridder, Inc.                                  900                         45
McGraw-Hill Cos., Inc.                             2,000                        128
Meredith Corp.                                       500                         16
New York Times Co., Class A                        1,700                         62

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
R.R. Donnelley & Sons Co.                          1,200                  $      26
Seagram Co. Ltd.                                   4,300                        246
Time Warner, Inc.                                 12,700                        964
Tribune Co.                                        2,800                        104
Viacom, Inc., Class B+                            14,981                        852
The Walt Disney Co.                               20,319                        728
                                                                          ---------
                                                                              4,064
                                                                          ---------
MISCELLANEOUS -- 0.1%
Agilent Technologies, Inc.+                        4,437                        205
Palm, Inc.+                                        4,894                        262
Sabre Holdings Corp.+                              1,283                         43
XCEL Energy, Inc.                                  3,150                         81
                                                                          ---------
                                                                                591
                                                                          ---------
MISCELLANEOUS FINANCE -- 1.4%
American Express Co.                              12,900                        774
Associates First Capital Corp., Class A            7,242                        269
Bear Stearns Cos., Inc.                            1,182                         72
Capital One Financial Corp.                        1,800                        114
Charles Schwab Corp.                              13,042                        458
Charter One Financial, Inc.                        2,100                         48
CIT Group, Inc., Class A                           2,600                         45
Citigroup, Inc.                                   43,881                      2,309
Countrywide Credit Industries, Inc.                1,100                         41
Fannie Mae                                         9,700                        747
Franklin Resources, Inc.                           2,500                        107
Freddie Mac                                        6,900                        414
Household International, Inc.                      4,759                        239
Lehman Brothers Holdings, Inc.                     2,400                        155
MBNA Corp.                                         7,900                        297
Merrill Lynch & Co., Inc.                          7,400                        518
Morgan Stanley Dean Witter & Co.                  11,000                        883
Paine Webber Group, Inc.                           1,400                        100
T. Rowe Price Associates, Inc.                     1,200                         56
USA Education, Inc.                                1,700                         95
Washington Mutual, Inc.                            5,655                        249
                                                                          ---------
                                                                              7,990
                                                                          ---------

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
NON-FERROUS METALS -- 0.1%
Alcan Aluminum Ltd.                                3,214                  $     101
Alcoa, Inc.                                        8,472                        243
Engelhard Corp.                                    1,300                         27
Freeport-McMoRan Copper
  & Gold, Inc., Class B+                             800                          6
Inco Ltd.+                                         1,900                         29
Phelps Dodge Corp.                                   810                         38
                                                                          ---------
                                                                                444
                                                                          ---------
OIL - DOMESTIC -- 0.1%
Amerada Hess Corp.                                 1,000                         62
Ashland, Inc.                                        800                         26
Conoco, Inc., Class B                              6,300                        171
Kerr-McGee Corp.                                     869                         57
Phillips Petroleum Co.                             2,400                        148
Sunoco, Inc.                                         900                         27
Tosco Corp.                                        1,500                         43
Transocean Sedco Forex, Inc.                       2,045                        108
Unocal Corp.                                       2,400                         82
USX-Marathon Group, Inc.                           3,100                         84
                                                                          ---------
                                                                                808
                                                                          ---------
OIL - INTERNATIONAL -- 0.9%
Chevron Corp.                                      6,500                        534
Exxon Mobil Corp.                                 33,729                      3,008
Royal Dutch Petroleum Co. -
  Sponsored ADR                                   20,900                      1,241
Texaco, Inc.                                       5,361                        317
                                                                          ---------
                                                                              5,100
                                                                          ---------
OPTICAL & PHOTO -- 0.0%
Eastman Kodak Co.                                  3,100                        139
Polaroid Corp.                                       400                          4
                                                                          ---------
                                                                                143
                                                                          ---------
PAPER & FOREST PRODUCTS -- 0.2%
Boise Cascade Corp.                                  600                         17
Fort James Corp.                                   2,000                         66
Georgia-Pacific Group                              1,700                         46
International Paper Co.                            4,846                        177
Kimberly-Clark Corp.                               5,360                        354

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
Louisiana-Pacific Corp.                              600                  $       5
Mead Corp.                                         1,000                         29
Potlatch Corp.                                       300                         10
Temple-Inland, Inc.                                  600                         27
Westvaco Corp.                                     1,000                         28
Weyerhaeuser Co.                                   2,300                        108
Willamette Industries, Inc.                        1,100                         40
                                                                          ---------
                                                                                907
                                                                          ---------
PRODUCER GOODS & MANUFACTURING -- 1.4%
Avery Dennison Corp.                               1,200                         61
Briggs & Stratton Corp.                              100                          4
Caterpillar, Inc.                                  3,500                        123
Cooper Industries, Inc.                              900                         34
Corning, Inc.                                      8,700                        666
Deere & Co.                                        2,300                         85
Dover Corp.                                        2,000                         85
Emerson Electric Co.                               4,000                        294
FMC Corp.+                                           400                         30
General Electric Co.                              96,200                      5,273
Honeywell International, Inc.                      7,837                        422
Illinois Tool Works, Inc.                          3,000                        167
Ingersoll-Rand Co.                                 1,650                         62
Johnson Controls, Inc.                               800                         48
Millipore Corp.                                      400                         21
Minnesota Mining
  & Manufacturing Co.                              3,900                        377
Pall Corp.                                         1,000                         22
Parker-Hannifin Corp.                              1,150                         48
Snap-On, Inc.                                        600                         15
The Timken Co.                                       400                          6
W.W. Grainger, Inc.                                  900                         29
                                                                          ---------
                                                                              7,872
                                                                          ---------
RAILROAD & SHIPPING -- 0.1%
Burlington Northern
  Santa Fe Corp.                                   4,500                        120
CSX Corp.                                          2,200                         56
Norfolk Southern Corp.                             3,600                         51
Union Pacific Corp.                                2,500                        117
                                                                          ---------
                                                                                344
                                                                          ---------

SCHWAB MARKETTRACK GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 2000

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
RETAIL -- 1.1%
Albertson's, Inc.                                  4,138                  $      98
AutoZone, Inc.+                                    1,300                         35
Bed, Bath & Beyond, Inc.+                          2,800                         72
Best Buy Co., Inc.+                                1,900                         95
Circuit City Stores-
  Circuit City Group                               2,000                         26
Consolidated Stores Corp.+                           500                          6
Costco Wholesale Corp.+                            4,400                        161
CVS Corp.                                          3,900                        206
Dillards, Inc., Class A                              500                          5
Dollar General Corp.                               3,303                         51
Federated Department Stores, Inc.+                 2,100                         68
Gap, Inc.                                          8,300                        214
Home Depot, Inc.                                  22,500                        967
J.C. Penney Co., Inc.                              2,500                         29
Kmart Corp.+                                       4,700                         28
Kohl's Corp.+                                      3,200                        173
Kroger Co.+                                        8,200                        185
Limited, Inc.                                      4,194                        106
Longs Drug Stores, Inc.                              400                          9
Lowe's Cos., Inc.                                  3,800                        174
May Department Stores Co.                          3,200                         84
The Neiman Marcus Group, Inc.,
  Class B+                                             1                        --
Nordstrom, Inc.                                    1,300                         21
Office Depot, Inc.+                                3,700                         31
RadioShack Corp.                                   1,900                        113
Safeway, Inc.+                                     4,900                        268
Sears, Roebuck & Co.                               3,200                         95
Staples, Inc.+                                     4,350                         62
Target Corp.                                       8,800                        243
Tiffany & Co., Inc                                 1,400                         60
TJX Cos., Inc.                                     3,000                         82
Toys 'R' Us, Inc.+                                 2,600                         45
Wal-Mart Stores, Inc.                             43,500                      1,974
Walgreen Co.                                       9,900                        452
Winn-Dixie Stores, Inc.                            1,500                         29
                                                                          ---------
                                                                              6,267
                                                                          ---------

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
STEEL -- 0.0%
Allegheny Technologies, Inc.                         735                  $      15
Bethlehem Steel Corp.+                             1,868                          5
Nucor Corp.                                          900                         31
USX-U.S. Steel Group, Inc.                           900                         14
Worthington Industries, Inc.                         900                          9
                                                                          ---------
                                                                                 74
                                                                          ---------
TELEPHONE -- 1.4%
Alltel Corp.                                       3,100                        200
AT&T Corp.                                        35,821                        831
Avaya, Inc.+                                       2,632                         35
BellSouth Corp.                                   18,400                        889
CenturyTel, Inc.                                   1,350                         52
Global Crossing Ltd.+                              7,770                        184
Qwest Communications
  International, Inc.+                            15,773                        767
SBC Communications, Inc.                          33,336                      1,923
Sprint Corp. (FON Group)                           8,600                        219
Sprint Corp. (PCS Group)+                          8,800                        335
Verizon Communications                            26,858                      1,553
Worldcom, Inc.+                                   27,720                        658
                                                                          ---------
                                                                              7,646
                                                                          ---------
TOBACCO -- 0.2%
Philip Morris Cos., Inc.                          22,800                        835
UST, Inc.                                          1,600                         40
                                                                          ---------
                                                                                875
                                                                          ---------
TRAVEL & RECREATION -- 0.1%
Brunswick Corp.                                      900                         17
Carnival Corp.                                     6,100                        151
Harrah's Entertainment, Inc.+                      1,300                         37
Hilton Hotels Corp.                                3,600                         34
Marriott International, Inc., Class A              2,600                        105
                                                                          ---------
                                                                                344
                                                                          ---------
TRUCKING & FREIGHT -- 0.0%
PACCAR, Inc.                                         500                         21
Ryder Systems, Inc.                                  400                          8
                                                                          ---------
                                                                                 29
                                                                          ---------

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
UTILITIES - ELECTRIC & GAS -- 0.7%
AES Corp.+                                         4,000                  $     226
Ameren Corp.                                       1,500                         60
American Electric Power Co., Inc.                  3,160                        131
CP&L Energy, Inc.                                  1,600                         65
Cinergy Corp.                                      1,600                         49
CMS Energy Corp.                                   1,000                         27
Coastal Corp.                                      2,200                        166
Columbia Energy Group                                800                         58
Consolidated Edison, Inc.                          2,100                         74
Constellation Energy Group, Inc.                   1,300                         54
Dominion Resources, Inc.                           2,378                        142
DTE Energy Co.                                     1,400                         51
Duke Energy Corp.                                  3,626                        313
Dynegy, Inc., Class A                              3,100                        144
Edison International                               3,200                         76
El Paso Energy Corp.                               2,300                        144
Enron Corp.                                        7,100                        583
Entergy Corp.                                      2,400                         92
FirstEnergy Corp.                                  2,100                         54
Florida Progress Corp.                             1,000                         53
FPL Group, Inc.                                    1,900                        125
GPU, Inc.                                          1,200                         40
KeySpan Corp.                                      1,300                         46
Niagara Mohawk Holdings, Inc.+                     1,800                         29
NICOR, Inc.                                          500                         18
ONEOK, Inc.                                          300                         12
Peoples Energy Corp.                                 200                          7
PG&E Corp.                                         3,600                         97
Pinnacle West Capital Corp.                          800                         35
PPL Corp.                                          1,400                         58
Public Service Enterprise Group, Inc.              2,000                         83
Reliant Energy, Inc.                               2,949                        122
Sempra Energy                                      2,103                         44
Southern Co.                                       6,600                        194
TXU Corp.                                          2,767                        103
Williams Cos., Inc.                                4,200                        176
                                                                          ---------
                                                                              3,751
                                                                          ---------
TOTAL COMMON STOCK
  (Cost $66,230)                                                            122,119
                                                                          ---------

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
INVESTMENT FUNDS -- 73.5%
Schwab International Index Fund(R),
  Select Shares                                6,476,764                   $111,012
Schwab S&P 500 Fund,
  Select Shares                                4,822,487                    107,107
Schwab Small-Cap Index Fund(R),
  Select Shares                                5,457,779                    115,105
Schwab Total Bond Market
  Index Fund                                   8,579,670                     82,880
                                                                          ---------
TOTAL INVESTMENT FUNDS
  (Cost $363,552)                                                           416,104
                                                                          ---------

                                               Number of
                                           Shares/Par (000s)
                                           -----------------
SHORT-TERM INVESTMENTS -- 4.9%
Schwab Value Advantage
  Money Fund(R), Investor
  Shares, 6.30%*                              26,594,862                     26,595
Wachovia Bank NA Time Deposit
  6.03%*, 11/1/00                                 $1,220                      1,220
                                                                          ---------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $27,815)                                                             27,815
                                                                          ---------
TOTAL INVESTMENTS -- 100.0%
  (Cost $457,597)                                                           566,038
                                                                          ---------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%
  Other assets                                                                  777
  Liabilities                                                                  (510)
                                                                          ---------
                                                                                267
                                                                          ---------
TOTAL NET ASSETS -- 100.0%                                                $ 566,305
                                                                          =========

See accompanying Notes to Schedules of Investments and Notes to Financial Statements.

SCHWAB MARKETTRACK BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2000

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
COMMON STOCK -- 16.1%
AEROSPACE / DEFENSE -- 0.2%
B.F. Goodrich Co.                                   700                   $       29
Boeing Co.                                        5,784                          392
Crane Co.                                           200                            5
General Dynamics Corp.                            1,300                           93
Lockheed Martin Corp.                             2,600                           93
Northrop Grumman Corp.                              500                           42
Raytheon Co., Class B                             2,300                           79
Rockwell International Corp.                      1,200                           47
Textron, Inc.                                     1,000                           50
TRW, Inc.                                           800                           34
United Technologies Corp.                         3,200                          223
                                                                          ----------
                                                                               1,087
                                                                          ----------
AIR TRANSPORTATION -- 0.1%
AMR Corp.+                                        1,000                           33
Delta Air Lines, Inc.                               900                           43
FedEx Corp.+                                      1,960                           92
Southwest Airlines Co.                            3,025                           86
U.S. Airways Group, Inc.+                           400                           15
                                                                          ----------
                                                                                 269
                                                                          ----------
ALCOHOLIC BEVERAGES -- 0.1%
Adolph Coors Co., Class B                           200                           13
Anheuser-Busch Cos., Inc.                         5,800                          265
Brown-Forman Corp., Class B                         500                           30
                                                                          ----------
                                                                                 308
                                                                          ----------
APPAREL -- 0.0%
Liz Claiborne, Inc.                                 400                           17
Nike, Inc., Class B                               1,700                           68
Reebok International Ltd.+                          300                            6
Russell Corp.                                       200                            3
Springs Industries, Inc., Class A                   200                            5
VF Corp.                                            800                           22
                                                                          ----------
                                                                                 121
                                                                          ----------
AUTOMOTIVE PRODUCTS / MOTOR VEHICLES -- 0.2%
Cooper Tire & Rubber Co.                            400                            4
Cummins Engine Co., Inc.                            300                           10
Dana Corp.                                        1,085                           24
Danaher Corp.                                       900                           57
Delphi Automotive Systems Corp.                   3,884                           61

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
Eaton Corp.                                         500                   $       34
Ford Motor Co.+                                  12,185                          318
General Motors Corp.                              3,450                          214
Genuine Parts Co.                                 1,150                           25
Goodyear Tire & Rubber Co.                        1,000                           18
Harley-Davidson, Inc.                             2,000                           96
Navistar International Corp.+                       400                           13
Visteon Corp.                                     1,047                           19
                                                                          ----------
                                                                                 893
                                                                          ----------
BANKS -- 0.9%
AmSouth Bancorp.                                  2,600                           36
Bank of America Corp.                            10,780                          518
Bank of New York Co., Inc.                        4,900                          282
Bank One Corp.                                    7,557                          276
BB&T Corp.                                        2,200                           70
Chase Manhattan Corp.                             8,196                          373
Comerica, Inc.                                    1,000                           60
Fifth Third Bancorp.                              3,037                          156
First Union Corp.                                 6,536                          198
Firstar Corp.                                     6,381                          126
FleetBoston Financial Corp.                       6,054                          230
Golden West Financial Corp.                       1,100                           62
Huntington Bancshares, Inc.                       1,597                           23
J.P. Morgan & Co., Inc.                           1,100                          182
KeyCorp, Inc.                                     2,600                           64
Mellon Financial Corp.                            3,100                          150
National City Corp.                               4,100                           88
Northern Trust Corp.                              1,400                          120
Old Kent Financial Corp.                            840                           23
PNC Financial Services Group                      1,900                          127
Providian Financial Corp.                           950                           99
Regions Financial Corp.                           1,400                           33
SouthTrust Corp.                                  1,100                           36
State Street Corp.                                1,100                          137
Summit Bancorp.                                   1,200                           45
SunTrust Banks, Inc.                              1,900                           93
Synovus Financial Corp.                           1,900                           41
U.S. Bancorp.                                     4,880                          118
Union Planters Corp.                                900                           30
Wachovia Corp.                                    1,400                           76
Wells Fargo & Co.                                10,420                          483
                                                                          ----------
                                                                               4,355
                                                                          ----------

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
BUSINESS MACHINES & SOFTWARE -- 2.4%
Adaptec, Inc.+                                      700                   $       11
Adobe Systems, Inc.                               1,600                          122
Apple Computer, Inc.+                             2,200                           43
Autodesk, Inc.                                      400                            9
BMC Software, Inc.+                               1,600                           32
Cabletron Systems, Inc.+                          1,200                           33
Ceridian Corp.+                                     928                           23
Cisco Systems, Inc.+                             46,300                        2,494
Compaq Computer Corp.                            11,264                          343
Compuware Corp.+                                  2,400                           19
Comverse Technology, Inc.+                        1,000                          112
Dell Computer Corp.+                             16,900                          499
EMC Corp.+                                       14,162                        1,261
Gateway, Inc.+                                    2,100                          108
Hewlett-Packard Co.                              13,200                          613
International Business
  Machines Corp.                                 11,500                        1,133
Lexmark International
  Group, Inc., Class A+                             800                           33
Microsoft Corp.+                                 34,500                        2,376
NCR Corp.+                                          600                           26
Network Appliance, Inc.+                          2,000                          238
Novell, Inc.+                                     2,200                           20
Novellus Systems, Inc.+                             600                           25
Oracle Corp.+                                    37,000                        1,221
Pitney Bowes, Inc.                                1,800                           53
Seagate Technology, Inc.+                         1,384                           97
Sun Microsystems, Inc.+                          10,400                        1,153
Unisys Corp.+                                     2,100                           27
Xerox Corp.                                       4,200                           35
                                                                          ----------
                                                                              12,159
                                                                          ----------
BUSINESS SERVICES -- 1.0%
Allied Waste Industries, Inc.+                    1,300                           12
America Online, Inc.+                            14,900                          751
Automatic Data Processing, Inc.                   4,200                          274
Cendant Corp.+                                    4,915                           59
Citrix Systems, Inc.+                             1,200                           27
Computer Associates
  International, Inc.                             3,825                          122
Computer Sciences Corp.+                          1,090                           69
Convergys Corp.+                                    869                           38
Deluxe Corp.                                        500                           11

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
Ecolab, Inc.                                      1,000                   $       39
Electronic Data Systems Corp.                     3,100                          146
Equifax, Inc.                                       900                           31
Exelon Corp.                                      2,162                          130
First Data Corp.                                  2,800                          140
H&R Block, Inc.                                     600                           21
IMS Health, Inc.                                  2,000                           47
Interpublic Group of Cos., Inc.                   1,900                           82
Mercury Interactive Corp.+                          500                           55
National Service Industries, Inc.                   100                            2
Nortel Networks Corp.                            19,340                          880
Omnicom Group, Inc.                               1,200                          111
Parametric Technology Corp.+                      1,800                           22
Paychex, Inc.                                     2,475                          140
PeopleSoft, Inc.+                                 1,500                           65
Sapient Corp.+                                      800                           28
Siebel Systems, Inc.+                             2,600                          273
Stilwell Financial, Inc.                          1,400                           63
Tyco International Ltd.                          11,375                          645
VERITAS Software Corp.+                           2,600                          367
Waste Management, Inc.                            4,112                           82
Yahoo!, Inc.+                                     3,600                          211
                                                                          ----------
                                                                               4,943
                                                                          ----------
CHEMICAL -- 0.1%
Air Products & Chemicals, Inc.                    1,500                           56
Dow Chemical Co.                                  4,200                          129
E.I. du Pont de Nemours & Co.                     6,884                          312
Eastman Chemical Co.                                600                           26
Great Lakes Chemical Corp.                          400                           13
Hercules, Inc.                                      700                           13
PPG Industries, Inc.                              1,200                           54
Praxair, Inc.                                     1,000                           37
Rohm & Haas Co.                                   1,421                           43
Sigma-Aldrich Corp.                                 700                           25
Union Carbide Corp.                                 900                           39
W.R. Grace & Co.+                                   300                            1
                                                                          ----------
                                                                                 748
                                                                          ----------
CONSTRUCTION -- 0.0%
Armstrong Holdings, Inc.                            400                            1
Centex Corp.                                        400                           15
Fluor Corp.                                         500                           17
Kaufman & Broad Home Corp.                          300                            9

SCHWAB MARKETTRACK BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 2000

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
Masco Corp.                                       3,000                   $       56
Pulte Corp.                                         200                            7
Sherwin-Williams Co.                              1,100                           24
The Stanley Works                                   600                           16
Vulcan Materials Co.                                700                           29
                                                                          ----------
                                                                                 174
                                                                          ----------
CONSUMER - DURABLE -- 0.0%
Black & Decker Corp.                                600                           23
Leggett & Platt, Inc.                             1,300                           21
Maytag Corp.                                        600                           17
Whirlpool Corp.                                     500                           22
                                                                          ----------
                                                                                  83
                                                                          ----------
CONSUMER - NONDURABLE -- 0.1%
American Greetings Corp., Class A                   400                            7
Darden Restaurants, Inc.                            900                           20
Fortune Brands, Inc.                              1,000                           29
Harcourt General, Inc.                              500                           28
Hasbro, Inc.                                      1,275                           14
Mattel, Inc.                                      2,825                           37
McDonald's Corp.                                  8,600                          267
Newell Rubbermaid, Inc.                           1,872                           36
Starbucks Corp.+                                  1,220                           55
Tricon Global Restaurants, Inc.+                  1,030                           31
Tupperware Corp.                                    200                            3
Wendy's International, Inc.                         800                           17
                                                                          ----------
                                                                                 544
                                                                          ----------
CONTAINERS -- 0.0%
Ball Corp.                                          100                            4
Bemis Co., Inc.                                     300                            8
Crown Cork & Seal Co., Inc.                         900                            8
Owens-Illinois, Inc.+                             1,000                            6
Pactiv Corp.+                                     1,000                           10
Sealed Air Corp.+                                   621                           30
                                                                          ----------
                                                                                  66
                                                                          ----------
ELECTRONICS -- 1.4%
ADC Telecommunications, Inc.+                     4,000                           85
Advanced Micro Devices, Inc.+                     2,040                           46
Altera Corp.+                                     2,546                          104
American Power Conversion Corp.+                  1,175                           15
Analog Devices, Inc.+                             2,300                          149

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
Andrew Corp.+                                       325                   $        9
Applied Materials, Inc.+                          5,200                          276
Broadcom Corp., Class A+                          1,500                          334
Conexant Systems, Inc.+                           1,300                           34
Intel Corp.                                      43,800                        1,971
ITT Industries, Inc.                                600                           20
JDS Uniphase Corp.+                               6,000                          489
KLA-Tencor Corp.+                                 1,200                           41
Linear Technology Corp.                           2,000                          129
LSI Logic Corp.+                                  2,000                           66
Lucent Technologies, Inc.                        21,305                          497
Maxim Integrated Products, Inc.+                  1,800                          119
Micron Technology, Inc.+                          3,600                          125
Molex, Inc.                                       1,250                           67
Moody's Corp.                                     1,000                           26
Motorola, Inc.                                   14,070                          351
National Semiconductor Corp.+                     1,100                           29
Nextel Communications, Inc.,
  Class A+                                        4,800                          185
PE Corp.-PE Biosystems Group                      1,400                          164
PerkinElmer, Inc.                                   300                           36
Power-One, Inc.+                                    240                           17
QUALCOMM, Inc.+                                   4,800                          313
Sanmina Corp.+                                    1,000                          114
Scientific-Atlanta, Inc.                          1,000                           68
Solectron Corp.+                                  3,800                          167
Tektronix, Inc.                                     250                           18
Tellabs, Inc.+                                    2,700                          135
Teradyne, Inc.+                                   1,100                           34
Texas Instruments, Inc.                          11,300                          554
Thermo Electron Corp.+                              900                           26
Thomas & Betts Corp.                                381                            6
Xilinx, Inc.+                                     2,100                          152
                                                                          ----------
                                                                               6,971
                                                                          ----------
ENERGY - RAW MATERIALS -- 0.2%
Anadarko Petroleum Corp.                          1,510                           97
Apache Corp.                                        800                           44
Baker Hughes, Inc.                                2,250                           77
Burlington Resources, Inc.                        1,410                           51
Devon Energy Corp.                                  800                           40
Eastern Enterprises                                 100                            6
Halliburton Co.                                   2,974                          110
McDermott International, Inc.                       400                            4
Nabors Industries, Inc.+                            700                           36

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
Occidental Petroleum Corp.                        2,400                   $       48
Rowan Cos., Inc.+                                   600                           15
Schlumberger Ltd.                                 3,600                          274
                                                                          ----------
                                                                                 802
                                                                          ----------
FOOD & AGRICULTURE -- 0.5%
Archer-Daniels-Midland Co.                        4,235                           47
Campbell Soup Co.                                 2,800                           82
Coca-Cola Co.                                    16,200                          978
Coca-Cola Enterprises, Inc.                       2,700                           50
ConAgra, Inc.                                     3,300                           71
General Mills, Inc.                               1,992                           83
H.J. Heinz Co.                                    2,300                           96
Hershey Foods Corp.                               1,000                           54
Kellogg Co.                                       2,700                           69
Nabisco Group Holdings Corp.                      2,200                           64
PepsiCo, Inc.                                     9,300                          450
Quaker Oats Co.                                     900                           73
Ralston Purina Group                              2,100                           51
Sara Lee Corp.                                    5,500                          119
Supervalu, Inc.                                     900                           14
Sysco Corp.                                       2,200                          115
Unilever NV - Sponsored ADR                       3,839                          195
Wm. Wrigley Jr. Co.                                 800                           63
                                                                          ----------
                                                                               2,674
                                                                          ----------
GOLD -- 0.0%
Barrick Gold Corp.                                2,600                           35
Homestake Mining Co.                              1,700                            7
Newmont Mining Corp.                              1,129                           15
Placer Dome, Inc.                                 2,200                           18
                                                                          ----------
                                                                                  75
                                                                          ----------
HEALTHCARE / DRUGS & MEDICINE -- 1.9%
Abbott Laboratories                              10,200                          539
Aetna, Inc.                                         834                           48
Allergan, Inc.                                      900                           76
ALZA Corp.+                                         700                           57
American Home Products Corp.                      8,500                          540
Amgen, Inc.+                                      6,800                          394
Bausch & Lomb, Inc.                                 400                           15
Baxter International, Inc.                        1,900                          156
Becton, Dickinson & Co.                           1,800                           60
Biogen, Inc.+                                     1,000                           60
Biomet, Inc.                                      1,050                           38

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
Boston Scientific Corp.+                          2,774                   $       44
Bristol-Myers Squibb Co.                         13,000                          792
C.R. Bard, Inc.                                     300                           13
Cardinal Health, Inc.                             1,850                          175
Eli Lilly & Co.                                   7,400                          661
Guidant Corp.+                                    2,000                          106
HCA-The Healthcare Co.                            3,700                          148
HealthSouth Corp.+                                2,776                           33
Humana, Inc.+                                       800                           10
Johnson & Johnson                                 9,100                          838
King Pharmaceuticals, Inc.+                       1,041                           47
Manor Care, Inc.+                                   500                            8
McKesson HBOC, Inc.                               1,773                           50
Medimmune, Inc.+                                  1,400                           92
Medtronic, Inc.                                   7,800                          424
Merck & Co., Inc.                                15,000                        1,349
Pfizer, Inc.                                     41,075                        1,774
Pharmacia Corp.                                   8,365                          460
Quintiles Transnational Corp.+                      800                           11
Schering-Plough Corp.                             9,500                          491
St. Jude Medical, Inc.+                             430                           24
Tenet Healthcare Corp.+                           2,100                           83
UnitedHealth Group, Inc.                          1,100                          120
Watson Pharmaceuticals, Inc.+                       600                           38
Wellpoint Health Networks, Inc.+                    500                           58
                                                                          ----------
                                                                               9,832
                                                                          ----------
HOUSEHOLD PRODUCTS -- 0.2%
Alberto-Culver Co., Class B                         400                           13
Avon Products, Inc.                               1,500                           73
Clorox Co.                                        1,600                           71
Colgate-Palmolive Co.                             3,900                          229
Gillette Co.                                      6,700                          234
International Flavors
  & Fragrances, Inc.                                800                           13
Procter & Gamble Co.                              8,500                          607
                                                                          ----------
                                                                               1,240
                                                                          ----------
INSURANCE -- 0.6%
AFLAC, Inc.                                       1,800                          132
Allstate Corp.                                    4,700                          189
American General Corp.                            1,710                          138
American International Group, Inc.               14,962                        1,466
Aon Corp.                                         1,725                           71
Chubb Corp.                                       1,100                           93

SCHWAB MARKETTRACK BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 2000

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
CIGNA Corp.                                       1,100                   $      134
Cincinnati Financial Corp.                        1,200                           44
Conseco, Inc.                                     2,171                           15
Hartford Financial
  Services Group, Inc.                            1,400                          104
Jefferson-Pilot Corp.                               700                           48
Lincoln National Corp.                            1,300                           63
Loew's Corp.                                        700                           64
Marsh & McLennan Cos., Inc.                       1,800                          235
MBIA, Inc.                                          700                           51
MGIC Investment Corp.                               700                           48
Progressive Corp.                                   500                           49
SAFECO Corp.                                        800                           19
St. Paul Cos., Inc.                               1,424                           73
Torchmark Corp.                                     800                           27
UnumProvident Corp.                               1,657                           47
                                                                          ----------
                                                                               3,110
                                                                          ----------
MEDIA -- 0.5%
Clear Channel
  Communications, Inc.+                           3,780                          227
Comcast Corp., Special Class A+                   6,100                          249
Dow Jones & Co., Inc.                               600                           35
Gannett Co., Inc.                                 1,700                           99
Knight-Ridder, Inc.                                 600                           30
McGraw-Hill Cos., Inc.                            1,400                           90
Meredith Corp.                                      300                           10
New York Times Co., Class A                       1,100                           40
R.R. Donnelley & Sons Co.                           800                           17
Seagram Co. Ltd.                                  2,800                          160
Time Warner, Inc.                                 8,500                          645
Tribune Co.                                       1,900                           70
Viacom, Inc., Class B+                           10,118                          575
The Walt Disney Co.                              13,717                          491
                                                                          ----------
                                                                               2,738
                                                                          ----------
MISCELLANEOUS -- 0.1%
Agilent Technologies, Inc.+                       2,917                          135
Palm, Inc.+                                       3,411                          183
Sabre Holdings Corp.+                               922                           31
XCEL Energy, Inc.                                 2,085                           53
                                                                          ----------
                                                                                 402
                                                                          ----------

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
MISCELLANEOUS FINANCE -- 1.1%
American Express Co.                              8,700                   $      522
Associates First Capital Corp.,
  Class A                                         4,798                          178
Bear Stearns Cos., Inc.                             802                           49
Capital One Financial Corp.                       1,300                           82
Charles Schwab Corp.                              8,783                          309
Charter One Financial, Inc.                       1,470                           34
CIT Group, Inc., Class A                          1,700                           30
Citigroup, Inc.                                  29,458                        1,550
Countrywide Credit Industries, Inc.                 800                           30
Fannie Mae                                        6,500                          501
Franklin Resources, Inc.                          1,700                           73
Freddie Mac                                       4,700                          282
Household International, Inc.                     3,033                          153
Lehman Brothers Holdings, Inc.                    1,600                          103
MBNA Corp.                                        5,212                          196
Merrill Lynch & Co., Inc.                         5,200                          364
Morgan Stanley Dean Witter & Co.                  7,310                          587
Paine Webber Group, Inc.                          1,000                           71
T. Rowe Price Associates, Inc.                      800                           37
USA Education, Inc.                               1,000                           56
Washington Mutual, Inc.                           3,816                          168
                                                                          ----------
                                                                               5,375
                                                                          ----------
NON-FERROUS METALS -- 0.1%
Alcan Aluminum Ltd.                               2,209                           70
Alcoa, Inc.                                       5,648                          162
Engelhard Corp.                                     800                           17
Freeport-McMoRan Copper
  & Gold, Inc., Class B+                          1,100                            9
Inco Ltd.+                                        1,300                           20
Phelps Dodge Corp.                                  540                           25
                                                                          ----------
                                                                                 303
                                                                          ----------
OIL - DOMESTIC -- 0.1%
Amerada Hess Corp.                                  600                           37
Ashland, Inc.                                       500                           16
Conoco, Inc., Class B                             3,900                          106
Kerr-McGee Corp.                                    621                           41
Phillips Petroleum Co.                            1,700                          105
Sunoco, Inc.                                        600                           18

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
Tosco Corp.                                       1,000                   $       29
Transocean Sedco Forex, Inc.                      1,416                           75
Unocal Corp.                                      1,600                           55
USX-Marathon Group, Inc.                          2,100                           57
                                                                          ----------
                                                                                 539
                                                                          ----------
OIL - INTERNATIONAL -- 0.7%
Chevron Corp.                                     4,300                          353
Exxon Mobil Corp.                                22,660                        2,021
Royal Dutch Petroleum Co. -
  Sponsored ADR                                  14,200                          843
Texaco, Inc.                                      3,630                          214
                                                                          ----------
                                                                               3,431
                                                                          ----------
OPTICAL & PHOTO -- 0.0%
Eastman Kodak Co.                                 2,000                           90
Polaroid Corp.                                      200                            2
                                                                          ----------
                                                                                  92
                                                                          ----------
PAPER & FOREST PRODUCTS -- 0.1%
Boise Cascade Corp.                                 400                           11
Fort James Corp.                                  1,500                           49
Georgia-Pacific Group                             1,100                           30
International Paper Co.                           3,166                          116
Kimberly-Clark Corp.                              3,580                          236
Louisiana-Pacific Corp.                             700                            6
Mead Corp.                                          600                           17
Potlatch Corp.                                      100                            3
Temple-Inland, Inc.                                 400                           18
Westvaco Corp.                                      700                           20
Weyerhaeuser Co.                                  1,600                           75
Willamette Industries, Inc.                         700                           25
                                                                          ----------
                                                                                 606
                                                                          ----------
PRODUCER GOODS & MANUFACTURING -- 1.0%
Avery Dennison Corp.                                700                           35
Briggs & Stratton Corp.                             100                            4
Caterpillar, Inc.                                 2,300                           81
Cooper Industries, Inc.                             600                           23
Corning, Inc.                                     5,700                          436
Deere & Co.                                       1,500                           55
Dover Corp.                                       1,400                           59
Emerson Electric Co.                              2,800                          206

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
FMC Corp.+                                          200                   $       15
General Electric Co.                             64,700                        3,546
Honeywell International, Inc.                     5,300                          285
Illinois Tool Works, Inc.                         2,000                          111
Ingersoll-Rand Co.                                1,100                           42
Johnson Controls, Inc.                              500                           30
Millipore Corp.                                     200                           11
Minnesota Mining
  & Manufacturing Co.                             2,600                          251
Pall Corp.                                          800                           17
Parker-Hannifin Corp.                               700                           29
Snap-On, Inc.                                       350                            9
The Timken Co.                                      200                            3
W.W. Grainger, Inc.                                 600                           19
                                                                          ----------
                                                                               5,267
                                                                          ----------
RAILROAD & SHIPPING -- 0.1%
Burlington Northern Santa Fe Corp.                2,900                           77
CSX Corp.                                         1,500                           38
Norfolk Southern Corp.                            2,500                           35
Union Pacific Corp.                               1,700                           80
                                                                          ----------
                                                                                 230
                                                                          ----------
RETAIL -- 0.8%
Albertson's, Inc.                                 2,671                           63
AutoZone, Inc.+                                   1,000                           27
Bed, Bath & Beyond, Inc.+                         1,800                           46
Best Buy Co., Inc.+                               1,400                           70
Circuit City Stores-
  Circuit City Group                              1,400                           19
Consolidated Stores Corp.+                          700                            8
Costco Wholesale Corp.+                           3,000                          110
CVS Corp.                                         2,600                          138
Dillards, Inc., Class A                             700                            7
Dollar General Corp.                              2,202                           34
Federated Department
  Stores, Inc.+                                   1,400                           46
Gap, Inc.                                         5,662                          146
Home Depot, Inc.                                 15,100                          649
J.C. Penney Co., Inc.                             1,700                           20
Kmart Corp.+                                      3,300                           20
Kohl's Corp.+                                     2,200                          119
Kroger Co.+                                       5,300                          120

SCHWAB MARKETTRACK BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 2000

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------

Limited, Inc.                                     2,688                   $       68
Longs Drug Stores, Inc.                             200                            4
Lowe's Cos., Inc.                                 2,500                          114
May Department Stores Co.                         2,100                           55
Nordstrom, Inc.                                     900                           15
Office Depot, Inc.+                               2,500                           21
RadioShack Corp.                                  1,300                           78
Safeway, Inc.+                                    3,300                          180
Sears, Roebuck & Co.                              2,400                           71
Staples, Inc.+                                    3,050                           43
Target Corp.                                      5,800                          160
Tiffany & Co., Inc                                  950                           41
TJX Cos., Inc.                                    2,100                           57
Toys 'R' Us, Inc.+                                1,200                           21
Wal-Mart Stores, Inc.                            29,100                        1,320
Walgreen Co.                                      6,600                          301
Winn-Dixie Stores, Inc.                           1,200                           23
                                                                          ----------
                                                                               4,214
                                                                          ----------
STEEL -- 0.0%
Allegheny Technologies, Inc.                        492                           10
Bethlehem Steel Corp.+                            1,088                            3
Nucor Corp.                                         600                           21
USX-U.S. Steel Group, Inc.                          500                            8
Worthington Industries, Inc.                        300                            3
                                                                          ----------
                                                                                  45
                                                                          ----------
TELEPHONE -- 1.0%
Alltel Corp.                                      2,100                          135
AT&T Corp.                                       24,142                          560
Avaya, Inc.+                                      1,775                           24
BellSouth Corp.                                  12,500                          604
CenturyTel, Inc.                                    900                           35
Global Crossing Ltd.+                             5,150                          122
Qwest Communications
  International, Inc.+                           10,622                          516
SBC Communications, Inc.                         22,388                        1,292
Sprint Corp. (FON Group)                          5,800                          148
Sprint Corp. (PCS Group)+                         5,900                          225
Verizon Communications                           17,836                        1,031
Worldcom, Inc.+                                  18,819                          447
                                                                          ----------
                                                                               5,139
                                                                          ----------

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
TOBACCO -- 0.1%
Philip Morris Cos., Inc.                         15,000                   $      549
UST, Inc.                                         1,100                           28
                                                                          ----------
                                                                                 577
                                                                          ----------
TRAVEL & RECREATION -- 0.0%
Brunswick Corp.                                     600                           12
Carnival Corp.                                    4,100                          102
Harrah's Entertainment, Inc.+                       900                           26
Hilton Hotels Corp.                               2,500                           24
Marriott International, Inc.,
  Class A                                         1,500                           61
                                                                          ----------
                                                                                 225
                                                                          ----------
TRUCKING & FREIGHT -- 0.0%
PACCAR, Inc.                                        600                           25
Ryder Systems, Inc.                                 400                            8
                                                                          ----------
                                                                                  33
                                                                          ----------
UTILITIES - ELECTRIC & GAS -- 0.5%
AES Corp.+                                        2,800                          158
Ameren Corp.                                        900                           36
American Electric Power Co., Inc.                 2,080                           86
CP&L Energy, Inc.                                 1,100                           44
Cinergy Corp.                                     1,000                           31
CMS Energy Corp.                                    700                           19
Coastal Corp.                                     1,400                          106
Columbia Energy Group                               550                           40
Consolidated Edison, Inc.                         1,500                           53
Constellation Energy Group, Inc.                  1,000                           42
Dominion Resources, Inc.                          1,467                           87
DTE Energy Co.                                    1,000                           36
Duke Energy Corp.                                 2,426                          210
Dynegy, Inc., Class A                             2,100                           97
Edison International                              2,200                           53
El Paso Energy Corp.                              1,500                           94
Enron Corp.                                       4,700                          386
Entergy Corp.                                     1,500                           57
FirstEnergy Corp.                                 1,500                           39
Florida Progress Corp.                              700                           37
FPL Group, Inc.                                   1,300                           86
GPU, Inc.                                           800                           26
KeySpan Corp.                                       900                           32

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
Niagara Mohawk Holdings, Inc.+                    1,200                   $       19
NICOR, Inc.                                         300                           11
ONEOK, Inc.                                         200                            8
Peoples Energy Corp.                                200                            7
PG&E Corp.                                        2,400                           65
Pinnacle West Capital Corp.                         600                           26
PPL Corp.                                         1,000                           41
Public Service Enterprise Group, Inc.             1,500                           62
Reliant Energy, Inc.                              1,924                           79
Sempra Energy                                     1,360                           28
Southern Co.                                      4,500                          132
TXU Corp.                                         1,622                           60
Williams Cos., Inc.                               2,800                          117
                                                                          ----------
                                                                               2,510
                                                                          ----------
TOTAL COMMON STOCK
  (Cost $45,266)                                                              82,180
                                                                          ----------
INVESTMENT FUNDS -- 78.9%
Schwab International Index Fund(R),
  Select Shares                               4,363,729                       74,794
Schwab S&P 500 Fund,
  Select Shares                               3,319,102                       73,717
Schwab Small-Cap Index Fund(R),
  Select Shares                               3,704,732                       78,133
Schwab Total Bond Market
  Index Fund                                 18,196,007                      175,773
                                                                          ----------
TOTAL INVESTMENT FUNDS
  (Cost $365,536)                                                            402,417
                                                                          ----------

                                               Number of                    Value
                                           Shares/Par (000s)                (000s)
                                           -----------------              ----------
SHORT-TERM INVESTMENTS -- 4.9%
Schwab Value Advantage Money
  Fund(R), Investor Shares, 6.30%*           24,006,195                    $  24,006
Wachovia Bank NA Time Deposit,
  6.03%*, 11/1/00                                $1,179                        1,179
                                                                          ----------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $25,185)                                                              25,185
                                                                          ----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $435,987)                                                            509,782
                                                                          ----------
OTHER ASSETS AND LIABILITIES -- 0.1%
  Other assets                                                                   997
  Liabilities                                                                   (559)
                                                                          ----------
                                                                                 438
                                                                          ----------
TOTAL NET ASSETS -- 100.0%                                                $  510,220
                                                                          ==========

See accompanying Notes to Schedules of Investments and Notes to Financial Statements.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2000

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
COMMON STOCK -- 10.0%
AEROSPACE / DEFENSE -- 0.1%
B.F. Goodrich Co.                                   200                   $        8
Boeing Co.                                        1,446                           98
Crane Co.                                           150                            4
General Dynamics Corp.                              300                           21
Lockheed Martin Corp.                               600                           22
Northrop Grumman Corp.                              100                            8
Raytheon Co., Class B                               500                           17
Rockwell International Corp.                        300                           12
Textron, Inc.                                       200                           10
TRW, Inc.                                           200                            8
United Technologies Corp.                           700                           49
                                                                          ----------
                                                                                 257
                                                                          ----------
AIR TRANSPORTATION -- 0.0%
AMR Corp.+                                          200                            7
Delta Air Lines, Inc.                               200                            9
FedEx Corp.+                                        460                           22
Southwest Airlines Co.                              812                           23
U.S. Airways Group, Inc.+                           100                            4
                                                                          ----------
                                                                                  65
                                                                          ----------
ALCOHOLIC BEVERAGES -- 0.0%
Adolph Coors Co., Class B                           100                            6
Anheuser-Busch Cos., Inc.                         1,400                           64
Brown-Forman Corp., Class B                         100                            6
                                                                          ----------
                                                                                  76
                                                                          ----------
APPAREL -- 0.0%
Liz Claiborne, Inc.                                 100                            4
Nike, Inc., Class B                                 400                           16
Reebok International Ltd.+                          100                            2
VF Corp.                                            200                            5
                                                                          ----------
                                                                                  27
                                                                          ----------
AUTOMOTIVE PRODUCTS / MOTOR VEHICLES -- 0.1%
Cooper Tire & Rubber Co.                            100                            1
Cummins Engine Co., Inc.                            100                            3
Dana Corp.                                          292                            6
Danaher Corp.                                       200                           13
Delphi Automotive Systems Corp.                     868                           14
Eaton Corp.                                         100                            7
Ford Motor Co.                                    2,921                           76
General Motors Corp.                                825                           51

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
Genuine Parts Co.                                   250                   $        5
Goodyear Tire & Rubber Co.                          300                            6
Harley-Davidson, Inc.                               400                           19
Navistar International Corp.+                       100                            3
Visteon Corp.                                       248                            4
                                                                          ----------
                                                                                 208
                                                                          ----------
BANKS -- 0.5%
AmSouth Bancorp.                                    600                            8
Bank of America Corp.                             2,511                          121
Bank of New York Co., Inc.                        1,100                           63
Bank One Corp.                                    1,846                           67
BB&T Corp.                                          500                           16
Chase Manhattan Corp.                             1,974                           90
Comerica, Inc.                                      200                           12
Fifth Third Bancorp.                                712                           37
First Union Corp.                                 1,600                           49
Firstar Corp.                                     1,518                           30
Fleet Boston Financial Corp.                      1,451                           55
Golden West Financial Corp.                         200                           11
Huntington Bancshares, Inc.                         423                            6
J.P. Morgan & Co., Inc.                             200                           33
KeyCorp, Inc.                                       700                           17
Mellon Financial Corp.                              800                           39
National City Corp.                               1,000                           21
Northern Trust Corp.                                400                           34
Old Kent Financial Corp.                            210                            6
PNC Financial Services Group                        400                           27
Providian Financial Corp.                           200                           21
Regions Financial Corp.                             300                            7
SouthTrust Corp.                                    200                            6
State Street Corp.                                  300                           37
Summit Bancorp.                                     300                           11
SunTrust Banks, Inc.                                500                           24
Synovus Financial Corp.                             400                            9
U.S. Bancorp.                                     1,189                           29
Union Planters Corp.                                200                            7
Wachovia Corp.                                      300                           16
Wells Fargo & Co.                                 2,560                          119
                                                                          ----------
                                                                               1,028
                                                                          ----------
BUSINESS MACHINES & SOFTWARE -- 1.5%
Adaptec, Inc.+                                      200                            3
Adobe Systems, Inc.                                 400                           30
Apple Computer, Inc.+                               400                            8
Autodesk, Inc.                                      100                            2

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
BMC Software, Inc.+                                 400                   $        8
Cabletron Systems, Inc.+                            300                            8
Ceridian Corp.+                                     214                            5
Cisco Systems, Inc.+                             10,800                          582
Compaq Computer Corp.                             2,693                           82
Compuware Corp.+                                    600                            5
Comverse Technology, Inc.+                          200                           22
Dell Computer Corp.+                              4,000                          118
EMC Corp.+                                        3,350                          298
Gateway, Inc.+                                      500                           26
Hewlett-Packard Co.                               3,200                          149
International Business
  Machines Corp.                                  2,700                          266
Lexmark International Group,
  Inc., Class A+                                    200                            8
Microsoft Corp.+                                  8,100                          558
NCR Corp.+                                          200                            9
Network Appliance, Inc.+                            500                           60
Novell, Inc.+                                       500                            5
Novellus Systems, Inc.+                             150                            6
Oracle Corp.+                                     8,800                          290
Pitney Bowes, Inc.                                  400                           12
Seagate Technology, Inc.+                           376                           26
Sun Microsystems, Inc.+                           2,500                          277
Unisys Corp.+                                       500                            6
Xerox Corp.                                       1,000                            8
                                                                          ----------
                                                                               2,877
                                                                          ----------
BUSINESS SERVICES -- 0.6%
Allied Waste Industries, Inc.+                      300                            3
America Online, Inc.+                             3,500                          177
Automatic Data Processing, Inc.                   1,000                           65
Cendant Corp.+                                    1,159                           14
Citrix Systems, Inc.+                               300                            7
Computer Associates
  International, Inc.                               850                           27
Computer Sciences Corp.+                            258                           16
Convergys Corp.+                                    174                            8
Deluxe Corp.                                        100                            2
Ecolab, Inc.                                        200                            8
Electronic Data Systems Corp.                       700                           33
Equifax, Inc.                                       200                            7
Exelon Corp.                                        562                           34
First Data Corp.                                    700                           35

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
H&R Block, Inc.                                     200                   $        7
IMS Health, Inc.                                    500                           12
Interpublic Group of Cos., Inc.                     400                           17
Mercury Interactive Corp.+                          100                           11
National Service Industries, Inc.                   100                            2
Nortel Networks Corp.                             4,620                          210
Omnicom Group, Inc.                                 300                           28
Parametric Technology Corp.+                        500                            6
Paychex, Inc.                                       525                           30
PeopleSoft, Inc.+                                   400                           17
Sapient Corp.+                                      200                            7
Siebel Systems, Inc.+                               600                           63
Stilwell Financial, Inc.                            400                           18
Tyco International Ltd.                           2,737                          155
VERITAS Software Corp.+                             600                           85
Waste Management, Inc.                            1,007                           20
Yahoo!, Inc.+                                       800                           47
                                                                          ----------
                                                                               1,171
                                                                          ----------
CHEMICAL -- 0.1%
Air Products & Chemicals, Inc.                      400                           15
Dow Chemical Co.                                    900                           28
E.I. du Pont de Nemours & Co.                     1,625                           74
Eastman Chemical Co.                                100                            4
Great Lakes Chemical Corp.                          100                            3
Hercules, Inc.                                      200                            4
PPG Industries, Inc.                                300                           13
Praxair, Inc.                                       200                            7
Rohm & Haas Co.                                     373                           11
Sigma-Aldrich Corp.                                 200                            7
Union Carbide Corp.                                 200                            9
                                                                          ----------
                                                                                 175
                                                                          ----------
CONSTRUCTION -- 0.0%
Centex Corp.                                        100                            4
Fluor Corp.                                         100                            4
Kaufman & Broad Home Corp.                          100                            3
Masco Corp.                                         700                           13
Sherwin-Williams Co.                                300                            7
The Stanley Works                                   100                            3
Vulcan Materials Co.                                200                            8
                                                                          ----------
                                                                                  42
                                                                          ----------

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 2000

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
CONSUMER - DURABLE -- 0.0%
Black & Decker Corp.                                200                   $        8
Leggett & Platt, Inc.                               300                            5
Maytag Corp.                                        100                            3
Whirlpool Corp.                                     100                            4
                                                                          ----------
                                                                                  20
                                                                          ----------
CONSUMER - NONDURABLE -- 0.1%
American Greetings Corp., Class A                   100                            2
Darden Restaurants, Inc.                            200                            5
Fortune Brands, Inc.                                200                            6
Harcourt General, Inc.                              100                            6
Hasbro, Inc.                                        325                            4
Mattel, Inc.                                        650                            8
McDonald's Corp.                                  2,100                           65
Newell Rubbermaid, Inc.                             436                            8
Starbucks Corp.+                                    280                           13
Tricon Global Restaurants, Inc.+                    240                            7
Tupperware Corp.                                    100                            2
Wendy's International, Inc.                         200                            4
                                                                          ----------
                                                                                 130
                                                                          ----------
CONTAINERS -- 0.0%
Bemis Co., Inc.                                     100                            3
Crown Cork & Seal Co., Inc.                         200                            2
Owens-Illinois, Inc.+                               300                            2
Pactiv Corp.+                                       300                            3
Sealed Air Corp.+                                   153                            7
                                                                          ----------
                                                                                  17
                                                                          ----------
ELECTRONICS -- 0.9%
ADC Telecommunications, Inc.+                     1,000                           21
Advanced Micro Devices, Inc.+                       560                           13
Altera Corp.+                                       510                           21
American Power
  Conversion Corp.+                                 225                            3
Analog Devices, Inc.+                               600                           39
Andrew Corp.+                                       100                            3
Applied Materials, Inc.+                          1,200                           64
Broadcom Corp., Class A+                            342                           76
Conexant Systems, Inc.+                             300                            8
Intel Corp.                                      10,400                          468
ITT Industries, Inc.                                100                            3
JDS Uniphase Corp.+                               1,400                          114
KLA-Tencor Corp.+                                   300                           10

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
Linear Technology Corp.                             500                   $       32
LSI Logic Corp.+                                    500                           16
Lucent Technologies, Inc.                         5,019                          117
Maxim Integrated Products, Inc.+                    400                           27
Micron Technology, Inc.+                            900                           31
Molex, Inc.                                         250                           14
Moody's Corp.                                       300                            8
Motorola, Inc.                                    3,316                           83
National Semiconductor Corp.+                       300                            8
Nextel Communications,
  Inc., Class A+                                  1,200                           46
PE Corp.-PE Biosystems Group                        300                           35
PerkinElmer, Inc.                                   100                           12
Power-One, Inc.+                                     57                            4
QUALCOMM, Inc.+                                   1,100                           72
Sanmina Corp.+                                      200                           23
Scientific-Atlanta, Inc.                            200                           14
Solectron Corp.+                                  1,000                           44
Tektronix, Inc.                                     100                            7
Tellabs, Inc.+                                      600                           30
Teradyne, Inc.+                                     300                            9
Texas Instruments, Inc.                           2,700                          132
Thermo Electron Corp.+                              200                            6
Thomas & Betts Corp.                                100                            2
Xilinx, Inc.+                                       500                           36
                                                                          ----------
                                                                               1,651
                                                                          ----------
ENERGY - RAW MATERIALS -- 0.1%
Anadarko Petroleum Corp.                            367                           24
Apache Corp.                                        200                           11
Baker Hughes, Inc.                                  470                           16
Burlington Resources, Inc.                          300                           11
Devon Energy Corp.                                  200                           10
Halliburton Co.                                     714                           26
McDermott International, Inc.                       100                            1
Nabors Industries, Inc.+                            100                            5
Occidental Petroleum Corp.                          600                           12
Rowan Cos., Inc.+                                   100                            3
Schlumberger Ltd.                                   900                           69
                                                                          ----------
                                                                                 188
                                                                          ----------
FOOD & AGRICULTURE -- 0.3%
Archer-Daniels-Midland Co.                          966                           11
Campbell Soup Co.                                   700                           20
Coca-Cola Co.                                     3,800                          229

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
Coca-Cola Enterprises, Inc.                         700                   $       13
ConAgra, Inc.                                       800                           17
General Mills, Inc.                                 432                           18
H.J. Heinz Co.                                      600                           25
Hershey Foods Corp.                                 200                           11
Kellogg Co.                                         600                           15
Nabisco Group Holdings Corp.                        500                           14
PepsiCo, Inc.                                     2,200                          107
Quaker Oats Co.                                     200                           16
Ralston Purina Group                                500                           12
Sara Lee Corp.                                    1,400                           30
Supervalu, Inc.                                     200                            3
Sysco Corp.                                         500                           26
Unilever NV - Sponsored ADR                         892                           45
Wm. Wrigley Jr. Co.                                 200                           16
                                                                          ----------
                                                                                 628
                                                                          ----------
GOLD -- 0.0%
Barrick Gold Corp.                                  600                            8
Homestake Mining Co.                                400                            2
Newmont Mining Corp.                                243                            3
Placer Dome, Inc.                                   600                            5
                                                                          ----------
                                                                                  18
                                                                          ----------
HEALTHCARE / DRUGS & MEDICINE -- 1.2%
Abbott Laboratories                               2,400                          127
Aetna, Inc.                                         222                           13
Allergan, Inc.                                      200                           17
ALZA Corp.+                                         200                           16
American Home Products Corp.                      2,000                          127
Amgen, Inc.+                                      1,600                           93
Bausch & Lomb, Inc.                                 100                            4
Baxter International, Inc.                          500                           41
Becton, Dickinson & Co.                             400                           13
Biogen, Inc.+                                       200                           12
Biomet, Inc.                                        300                           11
Boston Scientific Corp.+                            634                           10
Bristol-Myers Squibb Co.                          3,100                          189
C.R. Bard, Inc.                                     100                            4
Cardinal Health, Inc.                               400                           38
Eli Lilly & Co.                                   1,700                          152
Guidant Corp.+                                      500                           26
HCA-The Healthcare Co.                              900                           36
HealthSouth Corp.+                                  700                            8
Humana, Inc.+                                       200                            2
Johnson & Johnson                                 2,100                          193

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
King Pharmaceuticals, Inc.+                         200                   $        9
Manor Care, Inc.+                                   100                            2
McKesson HBOC, Inc.                                 422                           12
Medimmune, Inc.+                                    300                           20
Medtronic, Inc.                                   1,900                          103
Merck & Co., Inc.                                 3,600                          324
Pfizer, Inc.                                      9,775                          422
Pharmacia Corp.                                   1,952                          107
Quintiles Transnational Corp.+                      200                            3
Schering-Plough Corp.                             2,300                          119
St. Jude Medical, Inc.+                             100                            6
Tenet Healthcare Corp.+                             500                           20
UnitedHealth Group, Inc.                            200                           22
Watson Pharmaceuticals, Inc.+                       100                            6
Wellpoint Health Networks, Inc.+                    100                           12
                                                                          ----------
                                                                               2,319
                                                                          ----------
HOUSEHOLD PRODUCTS -- 0.2%
Alberto-Culver Co., Class B                         100                            3
Avon Products, Inc.                                 400                           19
Clorox Co.                                          300                           13
Colgate-Palmolive Co.                               900                           53
Gillette Co.                                      1,700                           59
International Flavors
  & Fragrances, Inc.                                200                            3
Procter & Gamble Co.                              2,000                          143
                                                                          ----------
                                                                                 293
                                                                          ----------
INSURANCE -- 0.4%
AFLAC, Inc.                                         400                           29
Allstate Corp.                                    1,100                           44
American General Corp.                              400                           32
American International Group, Inc.                3,616                          354
Aon Corp.                                           375                           16
Chubb Corp.                                         300                           25
CIGNA Corp.                                         200                           24
Cincinnati Financial Corp.                          300                           11
Conseco, Inc.                                       515                            4
Hartford Financial Services Group, Inc.             300                           22
Jefferson-Pilot Corp.                               150                           10
Lincoln National Corp.                              300                           15
Loew's Corp.                                        100                            9
Marsh & McLennan Cos., Inc.                         450                           59
MBIA, Inc.                                          200                           15
MGIC Investment Corp.                               200                           14

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 2000

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
Progressive Corp.                                   100                   $       10
SAFECO Corp.                                        200                            5
St. Paul Cos., Inc.                                 356                           18
Torchmark Corp.                                     200                            7
UnumProvident Corp.                                 346                           10
                                                                          ----------
                                                                                 733
                                                                          ----------
MEDIA -- 0.3%
Clear Channel
  Communications, Inc.+                             867                           52
Comcast Corp., Special Class A+                   1,400                           57
Dow Jones & Co., Inc.                               100                            6
Gannett Co., Inc.                                   400                           23
Knight-Ridder, Inc.                                 100                            5
McGraw-Hill Cos., Inc.                              300                           19
Meredith Corp.                                      100                            3
New York Times Co., Class A                         300                           11
R.R. Donnelley & Sons Co.                           200                            4
Seagram Co. Ltd.                                    700                           40
Time Warner, Inc.                                 2,100                          159
Tribune Co.                                         500                           19
Viacom, Inc., Class B+                            2,360                          134
The Walt Disney Co.                               3,227                          116
                                                                          ----------
                                                                                 648
                                                                          ----------
MISCELLANEOUS -- 0.1%
Agilent Technologies, Inc.+                         710                           33
Palm, Inc.+                                         741                           40
Sabre Holdings Corp.+                               244                            8
XCEL Energy, Inc.                                   510                           13
                                                                          ----------
                                                                                  94
                                                                          ----------
MISCELLANEOUS FINANCE -- 0.7%
American Express Co.                              2,100                          126
Associates First Capital Corp.,
  Class A                                         1,190                           44
Bear Stearns Cos., Inc.                             220                           13
Capital One Financial Corp.                         300                           19
Charles Schwab Corp.                              2,125                           75
Charter One Financial, Inc.                         315                            7
CIT Group, Inc., Class A                            400                            7
Citigroup, Inc.                                   6,910                          364
Countrywide Credit Industries, Inc.                 200                            8
Fannie Mae                                        1,500                          116
Franklin Resources, Inc.                            400                           17
Freddie Mac                                       1,100                           66

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
Household International, Inc.                       706                   $       36
Lehman Brothers Holdings, Inc.                      400                           26
MBNA Corp.                                        1,305                           49
Merrill Lynch & Co., Inc.                         1,200                           84
Morgan Stanley Dean Witter & Co.                  1,730                          139
Paine Webber Group, Inc.                            200                           14
T. Rowe Price Associates, Inc.                      200                            9
USA Education, Inc.                                 300                           17
Washington Mutual, Inc.                             921                           41
                                                                          ----------
                                                                               1,277
                                                                          ----------
NON-FERROUS METALS -- 0.0%
Alcan Aluminum Ltd.                                 502                           16
Alcoa, Inc.                                       1,312                           38
Engelhard Corp.                                     200                            4
Freeport-McMoRan Copper
  & Gold, Inc., Class B+                            300                            2
Inco Ltd.+                                          300                            5
Phelps Dodge Corp.                                  135                            6
                                                                          ----------
                                                                                  71
                                                                          ----------
OIL - DOMESTIC -- 0.1%
Amerada Hess Corp.                                  100                            6
Ashland, Inc.                                       100                            3
Conoco, Inc., Class B                             1,000                           27
Kerr-McGee Corp.                                    136                            9
Phillips Petroleum Co.                              400                           25
Sunoco, Inc.                                        100                            3
Tosco Corp.                                         200                            6
Transocean Sedco Forex, Inc.                        374                           20
Unocal Corp.                                        400                           14
USX-Marathon Group, Inc.                            500                           14
                                                                          ----------
                                                                                 127
                                                                          ----------
OIL - INTERNATIONAL -- 0.4%
Chevron Corp.                                     1,000                           82
Exxon Mobil Corp.                                 5,384                          480
Royal Dutch Petroleum Co. -
  Sponsored ADR                                   3,300                          196
Texaco, Inc.                                        900                           53
                                                                          ----------
                                                                                 811
                                                                          ----------
OPTICAL & PHOTO -- 0.0%
Eastman Kodak Co.                                   500                           22
Polaroid Corp.                                      200                            2
                                                                          ----------
                                                                                  24
                                                                          ----------

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
PAPER & FOREST PRODUCTS -- 0.1%
Boise Cascade Corp.                                 100                   $        3
Fort James Corp.                                    300                           10
Georgia-Pacific Group                               300                            8
International Paper Co.                             789                           29
Kimberly-Clark Corp.                                856                           57
Louisiana-Pacific Corp.                             100                            1
Mead Corp.                                          200                            6
Temple-Inland, Inc.                                 100                            4
Westvaco Corp.                                      200                            6
Weyerhaeuser Co.                                    300                           14
Willamette Industries, Inc.                         100                            4
                                                                          ----------
                                                                                 142
                                                                          ----------
PRODUCER GOODS & MANUFACTURING -- 0.7%
Avery Dennison Corp.                                200                           10
Caterpillar, Inc.                                   600                           21
Cooper Industries, Inc.                             100                            4
Corning, Inc.                                     1,500                          115
Deere & Co.                                         400                           15
Dover Corp.                                         300                           13
Emerson Electric Co.                                700                           51
General Electric Co.                             15,300                          839
Honeywell International, Inc.                     1,275                           69
Illinois Tool Works, Inc.                           500                           28
Ingersoll-Rand Co.                                  250                            9
Johnson Controls, Inc.                              100                            6
Millipore Corp.                                     100                            5
Minnesota Mining &
  Manufacturing Co.                                 600                           58
Pall Corp.                                          200                            4
Parker-Hannifin Corp.                               150                            6
Snap-On, Inc.                                       100                            3
W.W. Grainger, Inc.                                 100                            3
                                                                          ----------
                                                                               1,259
                                                                          ----------
RAILROAD & SHIPPING -- 0.0%
Burlington Northern
  Santa Fe Corp.                                    600                           16
CSX Corp.                                           300                            8
Norfolk Southern Corp.                              600                            8
Union Pacific Corp.                                 400                           19
                                                                          ----------
                                                                                  51
                                                                          ----------

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
RETAIL -- 0.5%
Albertson's, Inc.                                   652                   $       15
AutoZone, Inc.+                                     200                            5
Bed, Bath & Beyond, Inc.+                           400                           10
Best Buy Co., Inc.+                                 300                           15
Circuit City Stores-
  Circuit City Group                                300                            4
Consolidated Stores Corp.+                          200                            2
Costco Wholesale Corp.+                             700                           26
CVS Corp.                                           600                           32
Dillards, Inc., Class A                             200                            2
Dollar General Corp.                                515                            8
Federated Department Stores, Inc.+                  300                           10
Gap, Inc.                                         1,362                           35
Home Depot, Inc.                                  3,600                          155
J.C. Penney Co., Inc.                               400                            5
Kmart Corp.+                                        700                            4
Kohl's Corp.+                                       500                           27
Kroger Co.+                                       1,200                           27
Limited, Inc.                                       618                           16
Longs Drug Stores, Inc.                             100                            2
Lowe's Cos., Inc.                                   600                           27
May Department Stores Co.                           500                           13
Nordstrom, Inc.                                     200                            3
Office Depot, Inc.+                                 600                            5
RadioShack Corp.                                    300                           18
Safeway, Inc.+                                      800                           44
Sears, Roebuck & Co.                                500                           15
Staples, Inc.+                                      750                           11
Target Corp.                                      1,400                           39
Tiffany & Co., Inc                                  150                            6
TJX Cos., Inc.                                      500                           14
Toys 'R' Us, Inc.+                                  300                            5
Wal-Mart Stores, Inc.                             6,900                          313
Walgreen Co.                                      1,600                           73
Winn-Dixie Stores, Inc.                             300                            6
                                                                          ----------
                                                                                 992
                                                                          ----------
STEEL -- 0.0%
Allegheny Technologies, Inc.                        146                            3
Bethlehem Steel Corp.+                              288                            1
Nucor Corp.                                         100                            3
USX-U.S. Steel Group, Inc.                          100                            2
Worthington Industries, Inc.                        100                            1
                                                                          ----------
                                                                                  10
                                                                          ----------

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
October 31, 2000

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
TELEPHONE -- 0.6%
Alltel Corp.                                        500                   $       32
AT&T Corp.                                        5,725                          133
Avaya, Inc.+                                        418                            6
BellSouth Corp.                                   2,900                          140
CenturyTel, Inc.                                    250                           10
Global Crossing Ltd.+                             1,210                           29
Qwest Communications
  International, Inc.+                            2,524                          123
SBC Communications, Inc.                          5,275                          304
Sprint Corp. (FON Group)                          1,300                           33
Sprint Corp. (PCS Group)+                         1,400                           53
Verizon Communications                            4,188                          242
Worldcom, Inc.+                                   4,525                          107
                                                                          ----------
                                                                               1,212
                                                                          ----------
TOBACCO -- 0.1%
Philip Morris Cos., Inc.                          3,500                          128
UST, Inc.                                           300                            8
                                                                          ----------
                                                                                 136
                                                                          ----------
TRAVEL & RECREATION -- 0.0%
Brunswick Corp.                                     100                            2
Carnival Corp.                                      900                           22
Harrah's Entertainment, Inc.+                       200                            6
Hilton Hotels Corp.                                 600                            6
Marriott International, Inc.,
  Class A                                           400                           16
                                                                          ----------
                                                                                  52
                                                                          ----------
TRUCKING & FREIGHT -- 0.0%
PACCAR, Inc.                                        100                            4
Ryder Systems, Inc.                                 100                            2
                                                                          ----------
                                                                                   6
                                                                          ----------
UTILITIES - ELECTRIC & GAS -- 0.3%
AES Corp.+                                          600                           34
Ameren Corp.                                        200                            8
American Electric Power Co., Inc.                   480                           20

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
CP&L Energy, Inc.                                   300                   $       12
Cinergy Corp.                                       300                            9
CMS Energy Corp.                                    200                            5
Coastal Corp.                                       300                           23
Columbia Energy Group                               150                           11
Consolidated Edison, Inc.                           300                           11
Constellation Energy Group, Inc.                    200                            8
Dominion Resources, Inc.                            315                           19
DTE Energy Co.                                      200                            7
Duke Energy Corp.                                   604                           52
Dynegy, Inc., Class A                               500                           23
Edison International                                500                           12
El Paso Energy Corp.                                400                           25
Enron Corp.                                       1,100                           90
Entergy Corp.                                       400                           15
FirstEnergy Corp.                                   400                           10
Florida Progress Corp.                              200                           11
FPL Group, Inc.                                     300                           20
GPU, Inc.                                           200                            7
KeySpan Corp.                                       200                            7
Niagara Mohawk Holdings, Inc.+                      300                            5
NICOR, Inc.                                         100                            4
PG&E Corp.                                          600                           16
Pinnacle West Capital Corp.                         100                            4
PPL Corp.                                           200                            8
Public Service Enterprise
  Group, Inc.                                       300                           12
Reliant Energy, Inc.                                474                           20
Sempra Energy                                       297                            6
Southern Co.                                      1,000                           29
TXU Corp.                                           400                           15
Williams Cos., Inc.                                 700                           29
                                                                          ----------
                                                                                 587
                                                                          ----------
TOTAL COMMON STOCK
  (Cost $11,988)                                                              19,422
                                                                          ----------

                                                Number                      Value
                                               of Shares                    (000s)
                                              -----------                 ----------
INVESTMENT FUNDS -- 85.2%
Schwab International Index Fund(R),
  Select Shares                               1,101,880                   $ 18,886
Schwab S&P 500 Fund,
  Select Shares                                 941,886                     20,919
Schwab Small-Cap Index Fund(R),
  Select Shares                                 935,190                     19,723
Schwab Total Bond Market
  Index Fund                                 10,979,952                    106,066
                                                                          --------
TOTAL INVESTMENT FUNDS
  (Cost $156,627)                                                          165,594
                                                                          --------

                                               Number of                    Value
                                           Shares/Par (000s)                (000s)
                                           -----------------              ----------
SHORT-TERM INVESTMENTS -- 4.8%
Schwab Value Advantage Money
  Fund(R), Investor Shares, 6.30%*            8,631,077                      8,631
Wachovia Bank NA Time Deposit,
  6.03%*, 11/1/00                                  $751                   $    751
                                                                          --------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $9,382)                                                              9,382
                                                                          --------
TOTAL INVESTMENTS -- 100.0%
  (Cost $177,997)                                                          194,398
                                                                          --------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%
  Other assets                                                                 268
  Liabilities                                                                 (174)
                                                                          --------
                                                                                94
                                                                          --------
TOTAL NET ASSETS -- 100.0%                                                $194,492
                                                                          ========


NOTES TO SCHEDULES OF INVESTMENTS
October 31, 2000

+   Non-income producing security.
*   Interest rates represent the yield on report date.
ADR -- American Depositary Receipt.
(a) Yields shown are effective yields at the time of purchases.
(b) These securities, or a portion thereof, are being used to collateralize open futures contracts.


See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
(in thousands, except for net asset value per share)
October 31, 2000

                                                                               Schwab MarketTrack Portfolios(R)
                                                                     ---------------------------------------------------
                                                                     All Equity      Growth      Balanced   Conservative
                                                                     ----------     --------     --------   ------------
ASSETS
Investments, at value (Cost: $412,683, $457,597,
   $435,987, and $177,997, respectively)                             $441,567       $566,038     $509,782     $194,398
Receivables:
   Fund shares sold                                                       653            498          658          101
   Variation margin                                                        44             --           --           --
   Dividends                                                               --            245          309          150
   Dividend tax reclaim                                                    --             10            4            1
Prepaid expenses                                                           27             24           26           16
                                                                     --------       --------     --------     --------
     Total assets                                                     442,291        566,815      510,779      194,666
                                                                     --------       --------     --------     --------
LIABILITIES
Payables:
   Investments purchased                                                  500             34           --           --
   Fund shares redeemed                                                   168            339          449          119
   Investment advisory and administration fees                              8             14           13            4
   Transfer agency and shareholder service fees                            15             19           17            6
Accrued expenses                                                          108            104           80           45
                                                                     --------       --------     --------     --------
     Total liabilities                                                    799            510          559          174
                                                                     --------       --------     --------     --------
Net assets applicable to outstanding shares                          $441,492       $566,305     $510,220     $194,492
                                                                     ========       ========     ========     ========
NET ASSETS CONSIST OF:
Paid-in capital                                                      $414,580       $452,647     $427,154     $177,125
Undistributed/(distributions in excess of) net investment income       (1,517)         4,354        8,782          685
Accumulated net realized gain (loss) on investments sold
   and futures contracts                                                 (344)           863          489          281
Net unrealized appreciation on investments
   and futures contracts                                               28,773        108,441       73,795       16,401
                                                                     --------       --------     --------     --------
                                                                     $441,492       $566,305     $510,220     $194,492
                                                                     ========       ========     ========     ========
PRICING OF SHARES:
Outstanding shares, $0.00001 par value (unlimited shares
   authorized)                                                         36,607         32,885       32,854       14,819
Net asset value, offering and redemption price per share             $  12.06       $  17.22     $  15.53     $  13.12

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS (in thousands)
For the year ended October 31, 2000

                                                                           Schwab MarketTrack Portfolios(R)
                                                                  -----------------------------------------------------
                                                                  All Equity      Growth       Balanced    Conservative
                                                                  ----------     --------      --------    ------------
Investment income:
   Dividends (net of foreign tax withheld of $0, $7, $4
     and $1, respectively)                                          $ 1,902      $  9,725      $ 13,817      $  7,554
   Interest                                                             146           203           185            96
                                                                    -------      --------      --------      --------
     Total investment income                                          2,048         9,928        14,002         7,650
                                                                    -------      --------      --------      --------
Expenses:
   Investment advisory and administration fees                        1,648         2,625         2,328           930
   Transfer agency and shareholder service fees                         828         1,311         1,156           461
   Custodian fees                                                        34            52            41            21
   Portfolio accounting fees                                             45            72            66            29
   Registration fees                                                    100            84            69            34
   Professional fees                                                     41            52            48            41
   Shareholder reports                                                   48            55            19            13
   Trustees' fees                                                         5             7             7             6
   Proxy fees                                                            30            46            37            14
   Other expenses                                                         4            13             7             4
                                                                    -------      --------      --------      --------
                                                                      2,783         4,317         3,778         1,553
Less: expenses reduced (See Note 4)                                    (907)       (1,315)       (1,135)         (498)
                                                                    -------      --------      --------      --------
     Net expenses incurred by fund                                    1,876         3,002         2,643         1,055
                                                                    -------      --------      --------      --------
Net investment income                                                   172         6,926        11,359         6,595
                                                                    -------      --------      --------      --------
Net realized gain (loss) on investments and futures contracts:
    Net realized gain (loss) on investments sold                        (97)        1,536         1,327           584
    Net realized gain received from underlying funds                    268           185           123            42
    Net realized gain (loss) on futures contracts                       (44)            7            --            --
                                                                    -------      --------      --------      --------

       Net realized gain on investments and futures contracts           127         1,728         1,450           626
                                                                    -------      --------      --------      --------
 Change in net unrealized appreciation (depreciation) on
  investments and futures contracts:
    Net unrealized appreciation on investments                        7,200        22,211        15,852         4,958
    Net unrealized depreciation on futures contracts                   (142)           --            --            --
                                                                    -------      --------      --------      --------
       Net unrealized appreciation on investments
          and futures contracts                                       7,058        22,211        15,852         4,958
                                                                    -------      --------      --------      --------
Net gain on investments                                               7,185        23,939        17,302         5,584
                                                                    -------      --------      --------      --------
Increase in net assets resulting from operations                    $ 7,357      $ 30,865      $ 28,661      $ 12,179
                                                                    =======      ========      ========      ========

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the years ended October 31,

                                                                               Schwab MarketTrack Portfolios(R)
                                                ------------------------------------------------------------------------
                                                      All Equity               Growth                  Balanced
                                                ---------------------   ---------------------   ---------------------
                                                   2000        1999        2000        1999        2000        1999
                                                ---------   ---------   ---------   ---------   ---------   ---------
Operations:
   Net investment income                        $     172   $     194   $   6,926   $   4,272   $  11,359   $   7,538
   Net realized gain (loss) on investments
     and futures contracts                           (141)        192       1,543        (196)      1,327        (252)
   Net realized gain received from
     underlying funds                                 268       1,703         185       3,267         123       2,503
   Net unrealized appreciation
     on investments and futures contracts           7,058      29,520      22,211      51,554      15,852      32,821
                                                ---------   ---------   ---------   ---------   ---------   ---------
   Increase in net assets resulting
     from operations                                7,357      31,609      30,865      58,897      28,661      42,610
                                                ---------   ---------   ---------   ---------   ---------   ---------
Dividends and distributions:
   Dividends to shareholders from net
     investment income                               (172)        (22)     (5,062)     (4,540)     (7,749)     (6,924)
   Dividends in excess of net investment
     income                                          (875)       (642)         --          --          --          --
   Distributions to shareholders from net
     capital gains                                 (1,962)         --      (3,458)       (557)     (2,431)     (1,483)
                                                ---------   ---------   ---------   ---------   ---------   ---------
   Total dividends and distributions
     to shareholders                               (3,009)       (664)     (8,520)     (5,097)    (10,180)     (8,407)
                                                ---------   ---------   ---------   ---------   ---------   ---------
Capital share transactions:
   Proceeds from shares sold                      326,322     114,034     260,601     195,487     223,028     191,766
   Net asset value of shares issued in
     reinvestment of dividends                      2,943         642       8,333       4,951       9,811       8,091
   Payments for shares redeemed                   (95,005)    (60,146)   (152,633)   (102,207)   (144,371)    (94,693)
                                                ---------   ---------   ---------   ---------   ---------   ---------
   Increase in net assets from
     capital share transactions                   234,260      54,530     116,301      98,231      88,468     105,164
                                                ---------   ---------   ---------   ---------   ---------   ---------
Total increase in net assets                      238,608      85,475     138,646     152,031     106,949     139,367
Net assets:
   Beginning of period                            202,884     117,409     427,659     275,628     403,271     263,904
                                                ---------   ---------   ---------   ---------   ---------   ---------
   End of period (including undistributed
     net investment income (loss) of $(1,517),
     $(642), $4,354, $2,490, $8,782, $5,172,
     $685, and $497, respectively)              $ 441,492   $ 202,884   $ 566,305   $ 427,659   $ 510,220   $ 403,271
                                                =========   =========   =========   =========   =========   =========
Number of fund shares:
   Sold                                            26,396      10,710      15,116      12,686      14,416      13,521
   Reinvested                                         238          64         483         335         643         589
   Redeemed                                        (7,700)     (5,750)     (8,831)     (6,651)     (9,356)     (6,672)
                                                ---------   ---------   ---------   ---------   ---------   ---------
   Net increase in shares outstanding              18,934       5,024       6,768       6,370       5,703       7,438
Shares outstanding:
   Beginning of period                             17,673      12,649      26,117      19,747      27,151      19,713
                                                ---------   ---------   ---------   ---------   ---------   ---------
   End of period                                   36,607      17,673      32,885      26,117      32,854      27,151
                                                =========   =========   =========   =========   =========   =========


                                                ---------------------
                                                     Conservative
                                                ---------------------
                                                   2000        1999
                                                ---------   ---------
Operations:
   Net investment income                        $   6,595   $   4,714
   Net realized gain (loss) on investments
     and futures contracts                            584        (521)
   Net realized gain received from
     underlying funds                                  42         800
   Net unrealized appreciation
     on investments and futures contracts           4,958       7,022
                                                ---------   ---------
   Increase in net assets resulting
     from operations                               12,179      12,015
                                                ---------   ---------
Dividends and distributions:
   Dividends to shareholders from net
     investment income                             (6,407)     (4,511)
   Dividends in excess of net investment
     income                                            --          --
   Distributions to shareholders from net
     capital gains                                   (367)       (661)
                                                ---------   ---------
   Total dividends and distributions
     to shareholders                               (6,774)     (5,172)
                                                ---------   ---------
Capital share transactions:
   Proceeds from shares sold                       79,146      89,099
   Net asset value of shares issued in
     reinvestment of dividends                      6,324       4,821
   Payments for shares redeemed                   (63,785)    (48,259)
                                                ---------   ---------
   Increase in net assets from
     capital share transactions                    21,685      45,661
                                                ---------   ---------
Total increase in net assets                       27,090      52,504
Net assets:
   Beginning of period                            167,402     114,898
                                                ---------   ---------
   End of period (including undistributed
     net investment income (loss) of $(1,517),
     $(642), $4,354, $2,490, $8,782, $5,172,
     $685, and $497, respectively)              $ 194,492   $ 167,402
                                                =========   =========
Number of fund shares:
   Sold                                             6,071       7,124
   Reinvested                                         482         389
   Redeemed                                        (4,882)     (3,854)
                                                ---------   ---------
   Net increase in shares outstanding               1,671       3,659
Shares outstanding:
   Beginning of period                             13,148       9,489
                                                ---------   ---------
   End of period                                   14,819      13,148
                                                =========   =========

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                              11/1/99-       11/1/98-        5/19/98*-
SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO                       10/31/00       10/31/99        10/31/98
-------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                          11.48          9.28           10.00
                                                              -----------------------------------------
 Income from investment operations:
    Net investment income (loss)                                 0.04          0.03           (0.01)
    Net realized and unrealized gain (loss) on investments       0.69          2.22           (0.71)
                                                              -----------------------------------------
    Total income (loss) from investment operations               0.73          2.25           (0.72)
                                                              -----------------------------------------
 Less distributions:
    Dividends from net investment income                        (0.01)        (0.01)             --
    Dividends in excess of net investment income                (0.04)        (0.04)             --
    Distributions from capital gains                            (0.10)           --              --
                                                              -----------------------------------------
    Total distributions                                         (0.15)        (0.05)             --
                                                              -----------------------------------------
Net asset value at end of period                                12.06         11.48            9.28
                                                              =========================================
Total return (%)                                                 6.37         24.34           (7.20) 1

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to average net assets           0.56 3        0.54            0.39 2
 Expense reductions reflected in above ratio                     0.27          0.43            0.74 2
 Ratio of net investment income to average net assets            0.05          0.13           (0.36) 2
 Portfolio turnover rate                                            3             6               2
 Net assets, end of period ($ x 1,000,000)                        441           203              117

* Commencement of operations.
1 Not annualized.
2 Annualized.
3 Would have been 0.57% if certain non-routine expenses (proxy fees) had been included.

See accompanying Notes to Financial Statements.

                                                          11/1/99-    11/1/98-    11/1/97-    11/1/96-    11/20/95*-
SCHWAB MARKETTRACK GROWTH PORTFOLIO                       10/31/00    10/31/99    10/31/98    10/31/97    10/31/96
--------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      16.37       13.96       13.59       11.30       10.00
                                                          ----------------------------------------------------------
Income from investment operations:
    Net investment income                                    0.22        0.18        0.16        0.17        0.19
    Net realized and unrealized gain
      on investments                                         0.94        2.48        0.99        2.32        1.13
                                                          ----------------------------------------------------------
    Total income from investment operations                  1.16        2.66        1.15        2.49        1.32
                                                          ----------------------------------------------------------
 Less distributions:
    Dividends from net investment income                    (0.18)      (0.22)      (0.16)      (0.20)      (0.02)
    Distributions from capital gains                        (0.13)      (0.03)      (0.62)         --          --
                                                          ----------------------------------------------------------
    Total distributions                                     (0.31)      (0.25)      (0.78)      (0.20)      (0.02)
                                                          ----------------------------------------------------------
Net asset value at end of period                            17.22       16.37       13.96       13.59       11.30
                                                          ==========================================================
 Total return (%)                                            7.08       19.24        8.85       22.33      13.24 1

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------
 Ratio of net operating expenses to average net assets       0.56 3      0.58        0.60        0.75        0.89 2
 Expense reductions reflected in above ratio                 0.25        0.33        0.50        0.49        0.61 2
 Ratio of net investment income to average net assets        1.32        1.21        1.34        1.58        2.03 2
 Portfolio turnover rate                                       12           7          14         113          46
 Net assets, end of period ($ x 1,000,000)                    566         428         276         168         106

* Commencement of operations.
1 Not annualized.
2 Annualized.
3 Would have been 0.57% if certain non-routine expenses (proxy fees) had been included.

See accompanying Notes to Financial Statements.

                                                         11/1/99-    11/1/98-    11/1/97-    11/1/96-    11/20/95*-
SCHWAB MARKETTRACK BALANCED PORTFOLIO                    10/31/00    10/31/99    10/31/98    10/31/97    10/31/96
-------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     14.85       13.39       12.82       11.05       10.00
                                                         ----------------------------------------------------------
Income from investment operations:
    Net investment income                                   0.36        0.29        0.25        0.22        0.25
    Net realized and unrealized gain
      on investments                                        0.69        1.57        0.86        1.78        0.83
                                                         ----------------------------------------------------------
    Total income from investment operations                 1.05        1.86        1.11        2.00        1.08
                                                         ----------------------------------------------------------
Less distributions:
    Dividends from net investment income                   (0.28)      (0.33)      (0.23)      (0.23)      (0.03)
    Distributions from capital gains                       (0.09)      (0.07)      (0.31)         --          --
                                                         ----------------------------------------------------------
    Total distributions                                    (0.37)      (0.40)      (0.54)      (0.23)      (0.03)
                                                         ----------------------------------------------------------
Net asset value at end of period                           15.53       14.85       13.39       12.82       11.05
                                                         ==========================================================
Total return (%)                                            7.11       14.18        9.02       18.43       10.82 1

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets       0.56 3      0.58        0.59        0.78        0.89 2
Expense reductions reflected in above ratio                 0.25        0.33        0.51        0.52        0.67 2
Ratio of net investment income to average net assets        2.46        2.25        2.33        2.48        2.79 2
Portfolio turnover rate                                       18           7          32         104          44
Net assets, end of period ($ x 1,000,000)                    510         403         264         151          81

* Commencement of operations.
1 Not annualized.
2 Annualized.
3 Would have been 0.57% if certain non-routine expenses (proxy fees) had been included.

See accompanying Notes to Financial Statements.

                                                         11/1/99-    11/1/98-   11/1/97-   11/1/96-   11/20/95*-
SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO                10/31/00    10/31/99   10/31/98   10/31/97   10/31/96
----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     12.73       12.11      11.71      10.51      10.00
                                                         -------------------------------------------------------
Income from investment operations:
    Net investment income                                   0.47        0.41       0.35       0.35       0.33
    Net realized and unrealized gain on investments         0.41        0.68       0.64       1.21       0.48
                                                         -------------------------------------------------------
    Total income from investment operations                 0.88        1.09       0.99       1.56       0.81
                                                         -------------------------------------------------------
Less distributions:
    Dividends from net investment income                   (0.46)      (0.40)     (0.35)     (0.36)     (0.30)
    Distributions from capital gains                       (0.03)      (0.07)     (0.24)        --         --
                                                         -------------------------------------------------------
    Total distributions                                    (0.49)      (0.47)     (0.59)     (0.36)     (0.30)
                                                         -------------------------------------------------------
Net asset value at end of period                           13.12       12.73      12.11      11.71      10.51
                                                         =======================================================
Total return (%)                                            6.92        9.13       8.64      15.12       8.18 1

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets       0.56 3      0.57       0.58       0.81       0.89 2
Expense reductions reflected in above ratio                 0.27        0.35       0.64       0.84       1.16 2
Ratio of net investment income to average net assets        3.58        3.28       3.26       3.40       3.49 2
Portfolio turnover rate                                       16           8         58        104         64
Net assets, end of period ($ x 1,000,000)                    194         167        115         41         22

* Commencement of operations.
1 Not annualized.
2 Annualized.
3 Would have been 0.57% if certain non-routine expenses (proxy fees) had been included.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
For year ended October 31, 2000
(All currency amounts are in thousands unless otherwise noted.)


1.  DESCRIPTION OF THE FUNDS

The Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio (the "funds") are series of Schwab Capital Trust (the "trust"), a no-load, open-end management investment company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended (the "1940 Act").

In addition to the funds, the trust also offers the Schwab Total Stock Market Index Fund(TM), Schwab S&P 500 Fund, Schwab Small-Cap Index Fund(R), Schwab International Index Fund(R), Schwab Analytics Fund(R), Schwab MarketManager International Portfolio, Schwab MarketManager Growth Portfolio, Schwab MarketManager Balanced Portfolio, Schwab MarketManager Small Cap Portfolio, Institutional Select(TM) S&P 500 Fund, Institutional Select(TM) Large-Cap Value Index Fund, Institutional Select(TM) Small-Cap Value Index Fund, Communications Focus Fund, Financial Services Focus Fund, Health Care Focus Fund and Technology Focus Fund. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in underlying funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act, for a given day. The funds' investments in securities traded on an exchange or in the over-the-counter market are valued at the last-quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the funds' investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Futures contracts, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions, investment income and realized gains (losses) -- Security transactions are accounted for on a trade-date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including accretion of discount) is recorded on accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Futures contracts -- The funds may invest in futures contracts. The funds are required to deposit with the broker an amount of cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." The "variation margin" represents the daily fluctuation in the value of the contract. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

The funds will invest in these instruments to participate in the return of an index. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, or (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or underlying securities. These risks may involve amounts exceeding the amount recognized in the funds' statement of operations at any given time.

As of October 31, 2000, the Schwab MarketTrack All Equity Portfolio had the following open S&P 500 Index futures contracts:

      Number of         Contract                                 Unrealized
      Contracts           Value             Expiration          Depreciation
      ---------         --------            ----------          ------------
          6              $2,160              12/15/00              $(111)

Eligible securities on deposit with broker available to cover margin requirements for open futures positions at October 31, 2000 were $199. The fund has segregated short-term investments with the custodian for the remaining portion of the contract value.

Foreign currency translation -- The accounting records of the funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the funds denominated in a foreign currency are translated into U.S. dollars at the exchange rates on October 31, 2000. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

Expenses -- Expenses arising in connection with a fund are charged directly to that fund. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is each fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no Federal income tax provision is required. Each fund is considered a separate entity for tax purposes.

For Federal income tax purposes, the cost of securities owned at October 31, 2000 and the net realized gains or losses on securities sold for the period then ended was different from the amounts reported for financial reporting purposes as shown below. The aggregate gross unrealized appreciation and depreciation at October 31, 2000 for the Funds is as follows:

                                             Federal    Net Unrealized    Appreciated    Depreciated
Portfolio                                    Tax Cost    Appreciation     Securities     Securities
---------                                    --------   --------------    -----------    -----------
Schwab MarketTrack All Equity Portfolio      $413,495      $ 27,961        $ 36,643       $ (8,682)
Schwab MarketTrack Growth Portfolio           459,739       106,299         116,367        (10,068)
Schwab MarketTrack Balanced Portfolio         439,072        70,710          80,029         (9,319)
Schwab MarketTrack Conservative Portfolio     179,025        15,373          19,360         (3,987)

Reclassifications -- Generally accepted accounting principles require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of October 31, 2000, there were no reclassifications.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, each fund pays an annual fee, payable monthly, of 0.44% of the first $500 million of average daily net assets and 0.39% of such net assets over $500 million. The investment adviser has reduced a portion of its fee for the year ended October 31, 2000 (see Note 4).

Prior to June 30, 2000, each fund paid an annual fee, payable monthly, of 0.54% of the first $500 million of average daily net assets and 0.49% of such net assets over $500 million. Prior to February 28, 1999, each fund paid an annual fee, payable monthly, of 0.74% of the first $1 billion of average daily net assets, 0.69% of the next $1 billion and 0.64% of such net assets over $2 billion.

Transfer agency and shareholder service agreements -- The trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each fund's average daily net assets for transfer agency services and 0.20% of such net assets for shareholder services.

Officers and trustees -- Certain officers and trustees of the trust are also officers and/or directors of the investment adviser and/or Schwab. For the year ended October 31, 2000, the trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the 1940 Act. The funds incurred fees aggregating $25 related to the trust's unaffiliated trustees.

Other affiliated parties and transactions -- Pursuant to an Exemptive Order issued by the SEC, the funds may invest in other SchwabFunds(R). As of October 31, 2000 the Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio owned 9.8%, 8.3%, 5.6%, 1.4%, respectively of the outstanding shares of the Schwab International Index Fund(R); 2.3%, 1.3%, 0.9%, 0.3%, respectively of the outstanding shares of the Schwab S&P 500 Fund; 0.0%, 12.5%, 26.5%, 16.0%, respectively of the outstanding shares of the Schwab Total Bond Market Index Fund; 7.1%, 7.4%, 5.0%, 1.3%, respectively of the outstanding shares of the Schwab Small-Cap Index Fund(R) and 0.0%, 0.1%, 0.1%, 0.0%, respectively of the outstanding shares of the Schwab Value Advantage Money Fund(R).

As of October 31, 2000, the Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio held common stock of The Charles Schwab Corp., an affiliated issuer, with a current value of $458, $309 and $75, respectively.

Interfund transactions -- For the year ended October 31, 2000 the Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio engaged in purchase and sale transactions with funds that have a common adviser, common trustees and common officers. These purchases and sales transactions, made at current market value pursuant to Rule 17a-7 under the 1940 Act, were $32, $20 and $6, respectively.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab guarantee that, through at least February 28, 2001, each fund's total operating expenses, including the expenses indirectly incurred through investment in underlying SchwabFunds(R), will not exceed 0.50% of the fund's average daily net assets, after waivers and reimbursements. Prior to June 30, 2000, each fund's total operating expenses guaranteed by the investment adviser and Schwab was 0.60%. For purposes of this guarantee, operating expenses do not include interest, taxes and certain non-routine expenses. The actual operating expense ratio for the year ended October 31, 2000 did include non-routine expenses.

For the year ended October 31, 2000, the total of such fees and expenses reduced by the investment adviser were $907, $1,315, $1,135 and $498, respectively for the Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio.

5. BORROWING AGREEMENTS

The funds may obtain temporary bank loans through the trust to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has line of credit arrangements with PNC, N.A., Bank of America, N.A. and The Bank of New York. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. As of the end of the report period there were no borrowings outstanding.

6. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities, other than short-term obligations and U.S. Government securities, for the year ended October 31, 2000, were as follows:

                                                             Proceeds of Sales
Portfolio                                     Purchases        and Maturities
---------                                     ---------      -----------------
Schwab MarketTrack All Equity Portfolio       $241,758            $ 9,786
Schwab MarketTrack Growth Portfolio            166,824             59,088
Schwab MarketTrack Balanced Portfolio          162,394             78,448
Schwab MarketTrack Conservative Portfolio       46,887             27,354

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:

Schwab MarketTrack All Equity Portfolio,
Schwab MarketTrack Growth Portfolio,
Schwab MarketTrack Balanced Portfolio and
Schwab MarketTrack Conservative Portfolio

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio (four of the portfolios constituting Schwab Capital Trust) (hereafter collectively referred to as the "funds") at October 31, 2000, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
December 12, 2000

TAX DESIGNATIONS (UNAUDITED)


Pursuant to Section 854 (b) (2) of the Internal Revenue Code, the funds hereby make the following designations as to the percentage of the ordinary income dividends qualifying for the dividends received deduction for the fiscal year ended October 31, 2000.

              Schwab MarketTrack Growth Portfolio          77%
              Schwab MarketTrack Balanced Portfolio        46%
              Schwab MarketTrack Conservative Portfolio    30%

PROXY VOTING RESULTS (UNAUDITED)


SHAREHOLDERS OF THE FUNDS COVERED IN THIS REPORT APPROVED ALL PROPOSALS DESCRIBED IN THE MOST RECENT SCHWABFUNDS(R) PROXY SOLICITATION. A special meeting of the shareholders of Schwab Capital Trust was held on June 1, 2000. The number of votes necessary to conduct the meeting and approve each proposal was obtained. The results of the votes of shareholders are listed below by proposal.

                                                              FOR            WITHHELD
---------------------------------------------------------------------------------------
PROPOSAL 1

ELECTION OF TRUSTEES

Charles R. Schwab                                         289,830,691        68,146,593
Mariann Byerwalter                                        289,803,100        68,174,184
Jeremiah H. Chafkin                                       290,116,655        67,860,629
Donald F. Dorward                                         289,894,704        68,082,580
William A. Hasler                                         289,963,656        68,013,628
Robert G. Holmes                                          290,075,539        67,901,745
Steven L. Scheid                                          290,226,860        67,750,424
Gerald B. Smith                                           290,102,267        67,875,017
Donald R. Stephens                                        290,162,159        67,815,125
Michael W. Wilsey                                         290,227,986        67,749,298

                                                              FOR               AGAINST        ABSTAINED 1
----------------------------------------------------------------------------------------------------------
PROPOSAL 2c1

TO APPROVE CHANGES TO RESTRICTIONS REGARDING BORROWING.

Schwab MarketTrack Growth Portfolio                        11,419,780           235,549         3,398,841
Schwab MarketTrack Balanced Portfolio                      11,848,386           220,651         3,240,013
Schwab MarketTrack Conservative Portfolio                   5,509,848           136,373         1,399,232

PROPOSAL 2c2

TO APPROVE CHANGES TO RESTRICTIONS REGARDING LENDING.

Schwab MarketTrack Growth Portfolio                        11,414,917           235,991         3,403,262
Schwab MarketTrack Balanced Portfolio                      11,541,595           531,297         3,236,158
Schwab MarketTrack Conservative Portfolio                   5,517,076           129,165         1,399,232

PROPOSAL 2c3

TO APPROVE CHANGES TO RESTRICTIONS REGARDING SENIOR SECURITIES.

Schwab MarketTrack Growth Portfolio                        11,422,234           230,522         3,401,414
Schwab MarketTrack Balanced Portfolio                      11,543,654           523,140         3,242,256
Schwab MarketTrack Conservative Portfolio                   5,519,462           128,036         1,397,975

1 Includes broker non-votes.

                                                              FOR               AGAINST        ABSTAINED 1
----------------------------------------------------------------------------------------------------------
PROPOSAL 2d

TO APPROVE CHANGES TO RESTRICTIONS REGARDING DIVERSIFICATION.

Schwab MarketTrack Growth Portfolio                        11,428,098           226,331         3,399,741
Schwab MarketTrack Balanced Portfolio                      11,566,467           530,169         3,212,414
Schwab MarketTrack Conservative Portfolio                   5,536,683           111,768         1,397,022

PROPOSAL 2f

TO APPROVE CHANGES TO RESTRICTIONS REGARDING RESTRICTED OR ILLIQUID SECURITIES.

Schwab MarketTrack Growth Portfolio                        11,400,329           242,953         3,410,888
Schwab MarketTrack Balanced Portfolio                      11,476,534           572,081         3,260,435
Schwab MarketTrack Conservative Portfolio                   5,482,477           162,680         1,400,316

PROPOSAL 2h

TO APPROVE CHANGES TO RESTRICTIONS REGARDING OWNERSHIP OF SECURITIES.

Schwab MarketTrack Growth Portfolio                        11,411,310           238,200         3,404,660
Schwab MarketTrack Balanced Portfolio                      11,542,822           526,208         3,240,020
Schwab MarketTrack Conservative Portfolio                   5,515,629           131,455         1,398,389

PROPOSAL 2i

TO APPROVE CHANGES TO RESTRICTIONS REGARDING INDUSTRY CONCENTRATION.

Schwab MarketTrack Growth Portfolio                        11,398,440           256,123         3,399,607
Schwab MarketTrack Balanced Portfolio                      11,527,192           553,043         3,228,815
Schwab MarketTrack Conservative Portfolio                   5,527,591           119,835         1,398,047

PROPOSAL 2j

TO APPROVE CHANGES TO RESTRICTIONS REGARDING COMMODITIES, FUTURES, AND REAL ESTATE.

Schwab MarketTrack Growth Portfolio                        11,376,082           291,468         3,386,620
Schwab MarketTrack Balanced Portfolio                      11,490,817           577,561         3,240,672
Schwab MarketTrack Conservative Portfolio                   5,479,196           167,132         1,399,145

PROPOSAL 2k

TO APPROVE CHANGES TO RESTRICTIONS REGARDING UNDERWRITING OF SECURITIES.

Schwab MarketTrack Growth Portfolio                        11,428,471           235,523         3,390,176
Schwab MarketTrack Balanced Portfolio                      11,544,632           520,892         3,243,526
Schwab MarketTrack Conservative Portfolio                   5,529,333           118,952         1,397,188

1 Includes broker non-votes.

                                                              FOR               AGAINST        ABSTAINED 1
----------------------------------------------------------------------------------------------------------
PROPOSAL 2l

TO APPROVE CHANGES TO RESTRICTIONS REGARDING CONTROL OF AN ISSUER.

Schwab MarketTrack Growth Portfolio                        11,437,341           217,095         3,399,734
Schwab MarketTrack Balanced Portfolio                      11,575,097           508,921         3,225,032
Schwab MarketTrack Conservative Portfolio                   5,533,935           111,148         1,400,390

1 Includes broker non-votes.

CONTACT SCHWAB

The SchwabFunds(R) Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 1-800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET
WWW.SCHWAB.COM

SCHWAB BY PHONE(TM)

Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922

MAIL

Write to SchwabFunds at:
P. O. Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

THE SCHWABFUNDS FAMILY

EQUITY INDEX FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(TM)
Schwab International Index Fund(R)

QUANTITATIVE/SECTOR FUNDS
Schwab Analytics Fund(R)
Schwab Focus Funds
     Communications Focus Fund
     Financial Services Focus Fund
     Health Care Focus Fund
     Technology Focus Fund

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
     All Equity Portfolio
     Growth Portfolio
     Balanced Portfolio
     Conservative Portfolio
Schwab MarketManager Portfolios(R)
     Growth Portfolio
     Balanced Portfolio
     Small Cap Portfolio
     International Portfolio

BOND FUNDS
Schwab Short-Term Bond Market Index Fund
Schwab Total Bond Market Index Fund
Schwab YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).



1 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

SCHWABFUNDS(R)



INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
P.O. Box 7575, San Francisco, CA 94104-7575

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2000 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. MKT3813-3 (12/00)